Managers
--------
Prospectus


The Managers Funds:

Science &Technology Fund * 20 Fund * Mid-Cap Fund *
Large-Cap Fund * Balanced Fund * Convertible Securities Fund
* High Yield Fund * Fixed Income Fund


Dated April 1, 2004 (as supplemented June 1, 2004)


access to excellence

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

1 RISK/RETURN SUMMARY
Key Information					1
Performance Summary				5
Fees and Expenses				12

2 SUMMARY OF THE FUNDS
Managers Trust II				15
Science & Technology Fund			16
20 Fund						18
Mid-Cap Fund					20
Large-Cap Fund					22
Balanced Fund					24
Convertible Securities Fund			26
High Yield Fund					28
Fixed Income Fund				30

3 MANAGEMENT OF THE FUNDS
Investment Manager & Subadvisors		32
Portfolio Managers of the Funds			32

4 ABOUT YOUR INVESTMENT
Financial Highlights				33
Managing Your Account				42
Share Classes					43
About 12b-1 Fees				44
Share Class Sales Charges			44
Contingent Deferred Sales Charges (CDSC's)	45
Distribution and Service Plans			46
Buying Fund Shares				47
Selling Fund Shares				48
Special Shareholder Services			49
Other Operating Policies			50
Dividends and Distributions			51
Tax Considerations				51
Taxes on Sales or Exchanges			52
For More Information				53




Founded in 1983,The Managers Funds offers individual and institutional investors the experience and discipline of some of the world's most highly regarded investment professionals.

RISK/RETURN SUMMARY
===================

		KEY INFORMATION
		---------------
This Prospectus contains important information for anyone interested in investing in Managers Science
& Technology Fund, Managers 20 Fund, Managers Mid-Cap Fund,
Managers Large-Cap Fund, Managers Balanced Fund, Managers
Convertible Securities Fund, Managers High Yield Fund and
Managers Fixed Income Fund (each a "Fund" and collectively the "Funds"), each a series of Managers Trust II (the "Trust") and part of the Managers Funds Family of Funds. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of these Funds on your own goals, risk preferences and investment time horizons.

On March 31, 2004, the Funds participated in a tax-free reorganization (the "Reorganization") of Conseco Science &
Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and Conseco Fixed Income Fund (collectively, the "Predecessor Funds") into Managers Science & Technology Fund, Managers 20 Fund, Managers Mid-Cap Fund, Managers Large-Cap Fund, Managers Balanced Fund, Managers Convertible Securities Fund, Managers High Yield Fund and Managers Fixed Income Fund, respectively.

Summary of the Goals, Principal Strategies and Principal
Risk Factors of the Funds


The following is a summary of the goals, principal strategies and principal risk factors (which are discussed in detail following the summary) of the Funds.



Fund 		    Goal 		Principal Strategies 		Principal Risk Factors
----		    ----		--------------------		----------------------
Managers Science    Long-term capital	Invests principally in common 	Non-Diversification Risk
& Technology Fund   appreciation	and preferred stocks of U.S.or 	Market Risk
		    through a non-	foreign companies of any size	Smaller Company Risk
		    diversified 					Liquidity and Valuation Risk
		    portfolio of 	Invests in the equity securities Science & Technology
		    equity securities	of companies of all sizes that	 Market Risk
					are positioned to take advantage Growth Stock Risk
					of scientific or technological	 Value Stock Risk
					advances to power earnings
					growth.

					Will invest at least 80%of its
					assets in companies that rely
					extensively on technology in
					their product development or
					operations,or which are expected
					to benefit from technological
					advances and improvement
------------------------------------------------------------------------------------------------
Managers 20 Fund   Capital 		Invests principally in common	Non-Diversification Risk
		   appreciation		stocks of 20 to 25 companies	Market Risk
		   through a non-	offering strong growth potential Smaller Company Risk
		   diversified 						Liquidity and Valuation Risk
		   portfolio of 	Seeks investments in specific	Foreign Risk
		   equity securities	industries and in out-of-favor	Value Stock Risk
					situations at attractive prices
-------------------------------------------------------------------------------------------------




Fund 		    Goal 		Principal Strategies 		Principal Risk Factors
----		    ----		--------------------		----------------------
Managers Mid-Cap    High total return,	Invests principally in common	Market Risk
Fund		    consistent with	stocks of small and medium-	Liquidity and Valuation Risk
		    the preservation	sized companies			Smaller Company Risk
		    of capital and a					Value Stock Risk
		    prudent level of 	Invests at least 80% of its 	Growth Stock Risk
		    risk 		assets in companies that, at 	Mid-Capitalization Stock
					the time of purchase, have 	 Risk
					market capitalizations between
					$1 billion and $12 billion

					Seeks investments with the
					potential for capital
					appreciation as a result of
					earnings growth or
					improvements in equity
					valuation
------------------------------------------------------------------------------------------------
Managers Large-Cap  Long-term capital	Invests principally in common	Market Risk
Fund		    appreciation by	stocks of larger, well-		Growth Stock Risk
		    investing in a	established companies		Value Stock Risk
		    diversified
		    portfolio of 	Invests at least 80% of its
		    equity securities	assets in common stocks of U.S.
		    of larger, well-	companies with market
		    established U.S.	capitalizations, at the
		    companies		time of investment, in excess
					of $2.5 billion

					Invests in a diversified
					portfolio of equity securities
					of larger,well-established U.S.
					companies
-------------------------------------------------------------------------------------------------
Managers Balanced   High total		Invests approximately 50-65%	Market Risk
Fund		    investment return,	of its assets in stocks and 	Credit Risk
		    consistent with the equity securities and the 	Interest Rate Risk
		    preservation of	remainder in bonds and other	Foreign Risk
		    capital and prudent fixed-income securities, as 	Leverage Risk
		    investment risk	well as cash or cash		Value Stock Risk
					equivalents

					Equity portion of the Fund
					invests primarily in common
					and preferred stocks of U.S.
					and foreign companies of all
					sizes, as well as convertible
					securities and warrants

					Fixed-income portion of the
					Fund generally invests at
					least 25% of the Fund's assets
					in a range of domestic and
					foreign bonds with 7 to 30 year
					maturities, including up to 25%
					of the Fund's assets in below-
					investment grade securities
					(those rated Ba1/BB+ or lower
					by Moody's/Standard & Poor's)
----------------------------------------------------------------------------------------------------




Fund 		    Goal 		Principal Strategies 		Principal Risk Factors
----		    ----		--------------------		----------------------
Managers	    High total		Invests 80% of its assets in	Market Risk
Convertible	    return through a	convertible securities (bonds,	Interest Rate Risk
Securities Fund	    combination of	debentures, notes or preferred	Credit Risk
		    current income 	stock) that an owner has the	Foreign Risk (including
		    and capital 	option to exchange for common	Developing Market Risk)
		    appreciation	stock at a prestated price	Restricted Securities Risk
									Leverage Risk
					May invest greater than 50% of 	Liquidity and Valuation Risk
					its assets in below-investment
					grade securities (those rated
					Ba1/BB+ or lower by Moody's/
					Standard & Poor's)
---------------------------------------------------------------------------------------------------
Managers High Yield High level of	Invests at least 80% of its 	Credit Risk
Fund		    current income,	assets in below-investment 	Interest Rate Risk
		    with a secondary	grade bonds (those rated	Market Risk
		    objective of 	Ba1/BB+ or lower by		Prepayment Risk
		    capital		Moody's/Standard & Poor's)	Restricted Securities Risk
		    appreciation	and may invest in a variety	Foreign Risk (including
					of other debt and equity 	Developing Market Risk)
					securities and cash equivalents	Liquidity and Valuation Risk
---------------------------------------------------------------------------------------------------
Managers Fixed	    Highest level	Invests at least 80% of its 	Credit Risk
Income Fund	    of income as is	assets in investment-grade debt	Interest Rate Risk
		    consistent with the	securities			Market Risk
 		    preservation of					Prepayment Risk
		    capital		May invest up to 20% of its 	Restricted Securities Risk
					assets in below-investment 	Municipal Market Risk
					grade debt securities (those 	Foreign Risk
					rated Ba1/BB+ or lower by
					Moody's/Standard & Poor's)

					The Fund will primarily invest
					in debt securities with 7 to 15
					year maturities
-----------------------------------------------------------------------------------------------------


Principal Risk Factors
----------------------
All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Funds.
Before you invest, please make sure that you have read, and understand, the risk factors that apply to the applicable
Fund.

The following is a discussion of the principal risk factors of the Funds. A list of the principal risk factors of each Fund can be found in the preceding table.


Credit Risk
-----------
The issuer of a security,or one of the
parties to a contract,may default or otherwise be unable to honor a financial obligation.Securities rated below investment grade are especially susceptible to this risk. Because their issuers, who may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, are not as strong financially as higher rated issuers.

Foreign Risk
-------------
Investment gains in foreign securities may be subject to higher taxes,and foreign currencies may lose value relative to the U.S. dollar, which may result in losses unrelated to a foreign security's market performance. A variety of factors such as reduced access to company information and different accounting, corporate governance,regulatory and market systems may cause foreign securities to be more volatile. Changes in foreign countries' economic policies and their relations with the United States may also pose risks.

Developing Market Risk
----------------------
Generally, the risks of foreign investing are greater in developing markets. Investors in developing markets face a greater likelihood of political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital. They may also have to cope with changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of their assets.

Growth Stock Risk
-----------------
Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock may rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. A Fund's performance may also suffer if certain stocks do not perform as the Fund's subadvisor expected. To the extent that a Fund's subadvisor sells stocks before they reach their market peak, the Fund may miss out on opportunities for higher performance.

Interest Rate Risk
------------------
Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

Because of this risk, a Fund that invests in fixed-income securities is subject to risk even if all the fixed-income securities in that Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed-income securities more than shorter-term securities.

Leverage Risk
-------------
Borrowing, or some derivative investments, such as forward commitment transactions, may magnify smaller adverse market movements into relatively larger l osses for a Fund.

Liquidity and Valuation Risk
----------------------------
Securities that were liquid when purchased by a Fund may become temporarily hard to value and difficult or impossible to sell, especially in declining markets. Many below-investment grade securities are subject to legal or contractual restrictions that limit their resale to the general public at desired prices.

Market Risk
-----------
The market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or sector of the economy or may affect the market as a whole.


Mid-Capitalization Stock Risk
-----------------------------
Mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies. For these and other reasons, a Fund with investments in mid-capitalization companies carries more risk than a Fund with investments in large-capitalization companies.

Municipal Market Risk
---------------------
Factors unique to the municipal bond market may negatively affect the value of the Fund's investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. A Fund may invest in a group of municipal obligations that are related in such a way that an economic, business or political development affecting one would also affect the others.


Non-Diversification Risk
------------------------
If a Fund has most of its investments in a few securities, its performance will be more susceptible to factors adversely affecting the issuers of those securities than would the performance of a more diversified portfolio.

Prepayment Risk
---------------
Issuers may prepay fixed-rate bonds when interest rates fall, forcing a Fund to reinvest in obligations with lower interest rates than the original bonds.

Restricted Securities Risk
--------------------------
It may be difficult to find a buyer for restricted securities. In addition, the selling price for a restricted security may be less than originally anticipated because they may only be sold in privately negotiated transactions.

Science & Technology Market Risk
--------------------------------
Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses, which creates the potential for wide variation in performance. In the science and technology market, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly.

Smaller Company Risk
--------------------
Investments in smaller companies may be more volatile than investments in larger companies. Smaller companies generally experience higher growth rates and higher failure rates than do larger companies. The trading volume of smaller-company stocks is normally lower than that of larger-company stocks. Short-term changes in the market for small-company stocks generally have a disproportionate effect on their price,tending to make them rise more in response to buying demand and fall more in response to selling pressure. These risks are somewhat less for medium-size companies relative to smaller-size companies.

Value Stock Risk
----------------
The determination by a Fund's subadvisor that a stock is undervalued may not be borne out by subsequent market movements, and the stock price may not rise to what the subadvisor believes is its full value. The stock price may even decrease in value.

Volatility Risk
---------------
Volatility risk is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors. Below-investment grade securities are more susceptible to sudden and significant price movements because they are generally more sensitive to adverse developments.


		PERFORMANCE SUMMARY
		===================
The following bar charts illustrate the risks of investing in each Fund by showing each Fund 's year-by-year total returns and how the performance of each Fund's Class A shares has varied since each Fund's inception. Each chart assumes that all dividend and capital gain distributions have been reinvested. Past performance does not guarantee future results.

		Annual Total Returns
	Managers Science & Technology Fund

The Fund commenced operations on April 1, 2004, after the reorganization of Conseco Science & Technology Fund (the
"Predecessor Science & Technology Fund") into the Fund. All fees and expenses shown were determined based upon net assets as of the Predecessor Science & Technology Fund's fiscal year ended December 31, 2003. The performance in the following bar chart reflects the historical performance of Class A shares of Predecessor Science & Technology
Fund since its inception on July 1, 2000, prior to the Fund's commencement date.


Year		Return
----		------
2003		61.8%
2002		-56.5%
2001		-56.6%


Best Quarter: 54.36% (4th Quarter 2001)
Worst Quarter: -50.51% (3rd Quarter 2001)



		Annual Total Returns
		 Managers 20 Fund

The Fund commenced operations on April 1, 2004, after the reorganization of Conseco 20 Fund (the "Predecessor 20 Fund") into the Fund. All fees and expenses shown were determined based upon net assets as of the Predecessor 20 Fund's fiscal year ended December 31, 2003. The performance in the following bar chart reflects the historical performance of Class A shares of Predecessor 20 Fund since its inception on January 1, 1998, prior to the Fund's commencement date.



Year		Return
----		------
2003		56.1%
2002		-42.7%
2001		-48.0
2000		-25.7
1999		70.4
1998		28.0


Best Quarter: 35.25% (4th Quarter 1999)
Worst Quarter -43.04% (4th Quarter 2000)

		Annual Total Returns
		Managers Mid-Cap Fund

The Fund commenced operations on April 1, 2004, after the reorganization of Conseco Equity Fund (the "Predecessor Mid-Cap Fund") into the Fund. All fees and expenses shown were determined based upon net assets as of the Predecessor Mid-Cap Fund's fiscal year ended December 31, 2003. The performance in the following bar chart reflects the historical performance of Class A shares of Predecessor Mid-Cap Fund since its inception on January 2, 1997, prior to the Fund's commencement date.


Year		Return
----		------
2003		36.7%
2002		-13.8%
2001		-10.9%
2000		  5.0%
1999		56.2%
1998		16.1%
1997		22.9%



Best Quarter: 38.72% (4th Quarter 1999)
Worst Quarter -20.52% (3rd Quarter 1998)


		Annual Total Returns
	      Managers Large-Cap Fund

The Fund commenced operations on April 1, 2004, after the reorganization of Conseco Large-Cap Fund
(the "Predecessor Large-Cap Fund") into the Fund. All fees and expenses shown were determined based upon net assets as of the Predecessor Large-Cap
Fund's fiscal year ended December 31, 2003.
The performance in the following bar chart reflects the historical performance of Class A shares of Predecessor Large-Cap Fund since its inception on July
1, 2000, prior to the Fund's commencement date.



Year		Return
----		------
2003		25.9%
2002		-27.6%
2001		-21.7%




Best Quarter: 13.21% (4th Quarter 2001)
Worst Quarter -22.23% (4th Quarter 2000)

		Annual Total Returns
		Managers Balanced Fund

The Fund commenced operations on April 1, 2004, after the reorganization of Conseco Balanced Fund (the "Predecessor
Balanced Fund") into the Fund. All fees and expenses shown were determined based upon net assets as of the Predecessor
Balanced Fund's fiscal year ended December 31, 2003. The performance in the following bar chart reflects the historical performance of Class A shares of Predecessor Balanced Fund since its inception on January 2, 1997, prior to the Fund's commencement date.




Year		Return
----		------
2003		23.9%
2002		-12.5%
2001		-6.4%
2000		 7.3%
1999		29.4%
1998		12.5%
1997		17.2%




Best Quarter: 19.67% (4th Quarter 1999)
Worst Quarter -11.71% (3rd Quarter 1998)


		Annual Total Returns
	Managers Convertible Securities Fund

The Fund commenced operations on April 1, 2004, after the reorganization of Conseco Convertible Securities Fund (the "Predecessor Convertible Securities Fund") into the Fund.
All fees and expenses shown were determined based upon net assets as of the Predecessor Convertible Securities Fund's fiscal year ended December 31, 2003. The performance in the following bar chart reflects the historical performance of Class A shares of Predecessor Convertible Securities Fund since its inception on September 28, 1998, prior to the Fund's commencement date.




Year		Return
----		------
2003		28.1%
2002		-7.2%
2001		-11.3%
2000		-3.6%
1999		40.1%


Best Quarter: 18.24% (4th Quarter 1999)
Worst Quarter -12.87% (3rd Quarter 2001)

		Annual Total Returns
		Managers High Yield Fund

The Fund commenced operations on April 1, 2004, after the reorganization of Conseco High Yield Fund (the "Predecessor High Yield Fund") into the Fund. All fees and expenses shown were determined based upon net assets as of the Predecessor High Yield Fund's fiscal year ended
December 31, 2003. The performance in the following bar chart reflects the historical performance of Class A shares of Predecessor High Yield Fund since its inception on January 2, 1998, prior to the Fund's commencement date.



Year		Return
----		------
2003		29.7%
2002		1.9%
2001		4.8%
2000		-10.7%
1999		9.0%
1998		6.6%


Best Quarter: 12.48% (4th Quarter 2002)
Worst Quarter -7.11% (4th Quarter 2000)



		Annual Total Returns
		Managers Fixed Income Fund

The Fund commenced operations on April 1, 2004, after the reorganization of Conseco Fixed Income Fund (the "Predecessor Fixed Income Fund") into the Fund. All fees and expenses shown were determined based upon net assets as of the Predecessor Fixed Income Fund's fiscal year ended December 31, 2003. The performance in the following bar chart reflects the historical performance of Class A shares of Predecessor Fixed Income Fund since its inception on January 2, 1997, prior to the Fund's commencement date.



Year		Return
----		------
2003		10.7%
2002		5.1%
2001		8.7%
2000		10.3%
1999		-0.3%
1998		 7.6%
1997		 8.7%







Best Quarter: 3.65% (4th Quarter 2002)
Worst Quarter -1.32% (2nd Quarter 1999)

The following table illustrates the risks of investing in the Funds by showing how each Fund's performance compares to that of a broadly based securities market index.
The table assumes that dividends and capital gain distributions have been reinvested for both the Fund and the applicable index. The performance in the following table reflects the historical performance of shares of the Predecessor Science & Technology Fund, Predecessor 20 Fund, Predecessor Equity Fund, Predecessor Large-Cap Fund, Predecessor Balanced Fund, Predecessor Convertible Securities Fund, Predecessor High Yield Fund and Predecessor Fixed Income Fund, which were reorganized into Managers Science & Technology Fund, Managers 20 Fund, Managers Mid-Cap Fund, Managers Large-Cap Fund, Managers
Balanced Fund, Managers Convertible Securities Fund, Man-agers High Yield Fund and Managers Fixed Income
Fund, respectively, on March 31, 2004. As always, past performance of a Fund (before and after taxes) is not an indication of how the Fund will perform in the future.




			Average Annual Total Returns (1)
				(as of 12/31/03)

				1 Year (2)	5 Years (2)	Since Inception (2)	Inception
											Date (2)
				------		-------		--------------		--------
Science & Technology Fund
-------------------------
Class A Return Before Taxes 	52.52%		n/a 		-36.84%			7/1/00
Class A Return After Taxes on
Distributions 			52.52%		n/a 		-36.84%
Class A Return After Taxes on
Distributions and Sale of
Fund Shares 			34.14%		n/a 		-27.17%
Class B Return Before Taxes 	60.77%		n/a 		-36.03%			7/1/00
Class C Return Before Taxes 	59.31%		n/a 		-36.12%			7/1/00
Class Y Return Before Taxes 	63.16%		n/a 		-35.34%			7/1/00
S&P 500 Index (before taxes)	28.69%		n/a 		n/a 			Since 7/1/00

20 Fund
-------
Class A Return Before Taxes 	47.31%		-11.04%		-5.48%			1/1/98
Class A Return After Taxes on
Distributions 			47.31%		-12.98%		-7.20%
Class A Return After Taxes on
Distributions and Sale of
Fund Shares 			30.75%		-9.51%		-5.01%
Class B Return Before Taxes 	55.46%		-10.43%		-6.99%			2/18/98
Class C Return Before Taxes 	52.79%		-10.61%		-8.01%			3/10/98
Class Y Return Before Taxes 	56.94%		-9.49%		-7.89%			4/6/98
S&P 500 Index (before taxes)	28.69%		-0.57%		3.78%			Since 1/1/98

Mid-Cap Fund
------------
Class A Return Before Taxes 	28.86%		10.23%		12.80%			1/2/97
Class A Return After Taxes on
Distributions 			28.86%		4.92%		8.12%
Class A Return After Taxes on
Distributions and Sale of
Fund Shares 			18.76%		5.48%		8.18%
Class B Return Before Taxes 	36.15%		11.05%		11.89%			1/28/98
Class C Return Before Taxes 	33.83%		10.89%		10.49%			2/19/98
Class Y Return Before Taxes 	37.51%		12.16%		14.36%			1/2/97
S&P Midcap 400 Index (before
taxes)				35.63%		9.21%		13.87%			Since 1/2/97

Large-Cap Fund
--------------
Class A Return Before Taxes 	18.74%		n/a 		-14.93%			7/1/00
Class A Return After Taxes on
Distributions 			18.74%		n/a 		-14.93%
Class A Return After Taxes on
Distributions and Sale of
Fund Shares 			12.18%		n/a 		-12.26%
Class B Return Before Taxes 	25.21%		n/a 		-13.94%			7/1/00
Class C Return Before Taxes 	23.12%		n/a 		-14.14%			7/1/00
Class Y Return Before Taxes 	26.50%		n/a 		-13.12%			7/1/00
S&P 500 Index (before taxes)	28.69%		n/a 		n/a 			Since 7/1/00





			Average Annual Total Returns (1)
			(as of 12/31/03) (continued)

				1 Year (2)	5 Years (2)	Since Inception (2)	Inception
											Date (2)
				------		-------		--------------		--------
Balanced Fund
-------------
Class A Return Before Taxes 	16.68%		5.87%		8.34%			1/2/97
Class A Return After Taxes on
Distributions 			15.98%		2.39%		5.08%
Class A Return After Taxes on
Distributions and Sale of
Fund Shares 			11.05%		2.88%		5.16%
Class B Return Before Taxes 	23.42%		6.64%		6.79%			2/10/98
Class C Return Before Taxes 	21.10%		6.41%		6.50%			2/13/98
Class Y Return Before Taxes 	24.51%		7.67%		9.81%			1/2/97
1/2 S&P 500 Index and 1/2 Lehman
Aggregate Bond (before taxes)	16.26%		3.60%		8.16%			Since 1/2/97

Convertible Securities Fund
---------------------------
Class A Return Before Taxes 	20.73%		6.08%		7.91%			9/28/98
Class A Return After Taxes on
Distributions 			19.05%		3.57%		5.39%
Class A Return After Taxes on
Distributions and Sale of
Fund Shares 			13.36%		3.80%		5.40%
Class B Return Before Taxes 	27.46%		6.80%		8.57%			9/28/98
Class C Return Before Taxes 	25.16%		6.62%		8.39%			9/28/98
Class Y Return Before Taxes 	28.73%		7.90%		9.69%			9/28/98
Merrill Lynch Broad Convertible
Index (before taxes)		25.80%		7.92%		n/a 			Since 9/28/98

High Yield Fund
---------------
Class A Return Before Taxes 	22.30%		4.89%		5.17%			1/2/98
Class A Return After Taxes on
Distributions 			18.84%		1.22%		1.66%
Class A Return After Taxes on
Distributions and Sale of
Fund Shares 			14.27%		1.77%		2.12%
Class B Return Before Taxes 	29.01%		5.61%		4.96%			2/19/98
Class C Return Before Taxes 	26.78%		5.43%		4.76%			2/19/98
Class Y Return Before Taxes 	30.30%		6.74%		5.99%			3/2/98
Lehman U.S.Corp.High Yield
Index (before taxes)		28.97%		5.23%		n/a 			Since 1/2/98

Fixed Income Fund
-----------------
Class A Return Before Taxes 	5.12%		5.72%		6.40%			1/2/97
Class A Return After Taxes on
Distributions 			3.23%		3.34%		3.89%
Class A Return After Taxes on
Distributions and Sale of
Fund Shares 			3.28%		3.36%		3.85%
Class B Return Before Taxes 	10.09%		6.35%		6.36%			3/20/98
Class C Return Before Taxes 	8.03%		6.17%		6.41%			3/5/98
Class Y Return Before Taxes 	11.17%		7.41%		7.80%			1/2/97
Lehman Bros.Aggregate Bond
Index (before taxes)		4.10%		6.62%		7.41%			Since 1/2/97



Class A and Class C share performance reflects the deduction of each class' respective maximum sales load. Class B share performance reflects the deduction of the maximum contingent-deferred sales load. Class Y shares are sold without a sales load.

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and Class C will vary.

(2) Performance shown is that of the applicable
Predecessor Fund before its reorganization into the Fund on March 31, 2004. Inception date is that of the applicable Predecessor Fund.


		FEES AND EXPENSES
		=================

This table describes the fees and expenses that you may pay if you buy and hold shares of any of the Funds.
All fees and expenses shown were determined based upon net assets as of the Predecessors Funds' fiscal year ended December 31, 2003. The information shown has been restated to reflect the fees that will be in effect after the Reorganization.

Shareholder Fees (fees paid directly from your investment)


				Class A Shares 	Class B Shares 	Class C Shares 	Class Y Shares
				--------------	--------------	--------------	--------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of the offering
price)				5.75% (1) 	None 		1.00%		None
Maximum Deferred Sales Charge
(Load)				None 		5.00% (2) 	1.00% (3) 	None
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and Other Distributions 	None		None 		None 		None
Redemption Fee (as a percentage
of the amount redeemed, if
applicable)			None (4) 	None (4) 	None (4)	None (4)
Exchange Fee			None 		None 		None 		None
Maximum Account Fee		None 		None		None 		None




Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)




								Total 	Fee Waiver
				Mgmt.	Distribution 		Annual 	and/or
				& Admin.(12b-1)		Other 	Fund Op. Expense 	Net
				Fees 	Fees 		Expenses Expenses Reimb.(5) 	Expense(s)
Class A Shares
--------------
Managers Science & Technology
Fund				1.20%	0.50%		2.04%	3.74%	(1.99%)		1.75%
Managers 20 Fund 		0.90%	0.50%		0.57%	1.97%	(0.22%)		1.75%
Managers Mid-Cap Fund 		0.90%	0.50%		0.23%	1.63%	(0.13%)		1.50%
Managers Large-Cap Fund		0.90%	0.50%		1.89%	3.29%	(1.79%)		1.50%
Managers Balanced Fund 		0.90%	0.50%		0.33%	1.73%	(0.23%)		1.50%
Managers Convertible
Securities Fund			1.05%	0.50%		0.54%	2.09%	(0.54%)		1.55%
Managers High Yield Fund	0.90%	0.50%		0.23%	1.63%	(0.23%)		1.40%
Managers Fixed Income Fund	0.65%	0.50%		0.18%	1.33%	(0.34%)		0.99%

Class B Shares
--------------
Managers Science & Technology
Fund				1.20%	1.00%		2.04%	4.24%	(1.99%)		2.25%
Managers 20 Fund 		0.90%	1.00%		0.57%	2.47%	(0.22%)		2.25%
Managers Mid-Cap Fund 		0.90%	1.00%		0.23%	2.13%	(0.13%)		2.00%
Managers Large-Cap Fund		0.90%	1.00%		1.89%	3.79%	(1.79%)		2.00%
Managers Balanced Fund 		0.90%	1.00%		0.33%	2.23%	(0.23%)		2.00%
Managers Convertible
Securities Fund			1.05%	1.00%		0.54%	2.59%	(0.54%)		2.05%
Managers High Yield Fund	0.90%	1.00%		0.23%	2.13%	(0.23%)		1.90%
Managers Fixed Income Fund	0.65%	1.00%		0.19%	1.84%	(0.35%)		1.49%

Class C Shares
--------------
Managers Science & Technology
Fund				1.20%	1.00%		2.04%	4.24%	(1.99%)		2.25%
Managers 20 Fund 		0.90%	1.00%		0.57%	2.47%	(0.22%)		2.25%
Managers Mid-Cap Fund 		0.90%	1.00%		0.23%	2.13%	(0.13%)		2.00%
Managers Large-Cap Fund		0.90%	1.00%		1.89%	3.79%	(1.79%)		2.00%
Managers Balanced Fund 		0.90%	1.00%		0.33%	2.23%	(0.23%)		2.00%
Managers Convertible
Securities Fund			1.05%	1.00%		0.54%	2.59%	(0.54%)		2.05%
Managers High Yield Fund	0.90%	1.00%		0.23%	2.13%	(0.23%)		1.90%
Managers Fixed Income Fund	0.65%	1.00%		0.19%	1.84%	(0.35%)		1.49%


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) (continued)





								Total 	Fee Waiver
				Mgmt.	Distribution 		Annual 	and/or
				& Admin.(12b-1)		Other 	Fund Op. Expense 	Net
				Fees 	Fees 		Expenses Expenses Reimb.(5) 	Expense(s)


Class Y Shares
--------------
Managers Science & Technology
Fund 				1.20%	None		2.04%	3.24%	(1.99%)		1.25%
Managers 20 Fund 		0.90%	None 		0.57%	1.47%	(0.22%)		1.25%
Managers Mid-Cap Fund 		0.90%	None 		0.23%	1.13%	(0.13%)		1.00%
Managers Large-Cap Fund 	0.90%	None		1.89%	2.79%	(1.79%)		1.00%
Managers Balanced Fund 		0.90%	None 		0.33%	1.23%	(0.23%)		1.00%
Managers Convertible
Securities Fund 		1.05%	None		0.54%	1.59%	(0.54%)		1.05%
Managers High Yield Fund 	0.90%	None		0.23%	1.13%	(0.23%)		0.90%
Managers Fixed Income Fund 	0.65%	None		0.19%	0.84%	(0.35%)		0.49%


(1) The initial sales charge that applies to the sale of Class A shares of the Fund varies according to the amount you invest, with a maximum of 5.75% (5.00% maximum for Managers Fixed Income Fund). See "Your Account - Share Class Sales Charges - Class A Shares "for further information.

(2) The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Fund during the first year after purchase. The charge declines annually, reaching zero after six years. See "Your
Account - Share Class Sales Charges - Class B Shares "for further information.

(3) The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Fund within one year of purchase.

(4) If an investor redeems shares by wire or requires expedited processing,a $15 charge will apply.

(5) The Managers Funds LLC has contractually agreed, through at least April 30, 2005, to limit Total Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Expenses listed above, subject to later reimbursement by the Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Fund's contractual expense limitation, The Managers Funds LLC may recover from the Funds fees waived and expenses paid to the extent that the Fund's Total Annual Fund Operating Expenses do not exceed that Fund's contractual expense limitation amount. More detailed information is available under the heading "Portfolio Management of the Fund" for each Fund.

WHAT IS THE MANAGEMENT FEE? The Management Fee is the fee paid to The Managers Funds LLC, the investment manager to the Funds, a portion of which it pays to each Fund's subadvisor(s).

Example


This Example will help you compare the cost of investing in each of the Funds to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year, all dividends and distributions are reinvested and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:


					1 Year 	3 Years 5 Years 10 Years
Class A Shares
--------------
Managers Science & Technology Fund	$743 	$1,480	$2,236 	$4,210
Managers 20 Fund			$743 	$1,138	$1,557 	$2,722
Managers Mid-Cap Fund			$719 	$1,048	$1,399 	$2,386
Managers Large-Cap Fund			$719 	$1,372	$2,047 	$3,839
Managers Balanced Fund			$719 	$1,067	$1,439 	$2,481
Managers Convertible Fund		$724 	$1,143	$1,587 	$2,816
Managers High Yield Fund		$709 	$1,038	$1,390 	$2,378
Managers Fixed Income Fund		$670 	  $941	$1,231 	$2,056

Class B Shares
--------------
Managers Science & Technology Fund	$728 	$1,406	$2,197 	$4,286
Managers 20 Fund			$728 	$1,049	$1,496 	$2,790
Managers Mid-Cap Fund			$703 	  $954 	$1,332	$2,452
Managers Large-Cap Fund			$703 	$1,293	$2,003 	$3,914
Managers Balanced Fund			$703 	  $975 	$1,374	$2,547
Managers Convertible Fund		$708	$1,054	$1,527 	$2,884
Managers High Yield Fund		$693 	  $945	$1,323 	$2,444
Managers Fixed Income Fund		$652 	  $845	$1,163 	$2,130

Class C Shares
--------------
Managers Science &Technology Fund	$428 	$1,195	$2,077 	$4,343
Managers 20 Fund			$428 	  $841 	$1,383	$2,862
Managers Mid-Cap Fund			$403 	  $748 	$1,221	$2,527
Managers Large-Cap Fund			$403 	$1,083	$1,885 	$3,974
Managers Balanced Fund			$403 	  $768 	$1,262	$2,621
Managers Convertible Fund		$408	  $847	$1,414 	$2,956
Managers High Yield Fund		$393 	  $738	$1,212 	$2,520
Managers Fixed Income Fund 		$353 	  $639	$1,053 	$2,209

Class Y Shares
--------------
Managers Science & Technology Fund	$127 	  $812	$1,520 	$3,403
Managers 20 Fund			$127 	  $443 	  $782	$1,739
Managers Mid-Cap Fund			$102 	  $346 	  $610	$1,363
Managers Large-Cap Fund			$102 	  $695	$1,315 	$2,988
Managers Balanced Fund			$102 	  $368 	  $654	$1,468
Managers Convertible Fund		$107 	  $449	  $815	$1,844
Managers High Yield Fund		 $92 	  $336 	  $600	$1,354
Managers Fixed Income Fund		 $50 	  $233 	  $432	$1,005




The Example should not be considered a representation of past or future expenses,as actual expenses may be greater or lower than those shown.

SUMMARY OF THE FUNDS
====================

		MANAGERS TRUST II

The Managers Funds Family of Funds is a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies.

The Managers Funds LLC (the "Investment Manager"), an independent wholly-owned subsidiary of Affiliated
Managers Group, Inc., which is located at 600 Hale Street,
Prides Crossing, MA 01965, serves as the investment manager to the Funds and is responsible for the Funds' overall administration. It selects and recommends, subject to the approval of the Board of Trustees,one or more subadvisors to manage each Fund's investment portfolio.
The Securities and Exchange Commission has given the Funds an exemptive order permitting the Investment Manager to change subadvisors without prior shareholder approval, but subject to notification within 90 days of any such changes.

Managers Distributors, Inc. ("MDI" or the "Distributor"), a wholly-owned subsidiary of the Investment Manager, serves as the Funds' distributor. The Investment Manager or the Distributor may make direct or indirect payments to third parties in connection with the sale of Fund shares or the servicing of shareholder accounts.

More information on each Fund's investment strategies and holdings can be found in the current Statement of Additional
Information, or on our website at www.managersfunds.com.

What am I investing in? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a variety of companies, industries and markets. Each Fund is not a complete investment program,and there is no guarantee that a Fund will reach its stated goals.

MANAGERS SCIENCE & TECHNOLOGY FUND
==================================

FUND FACTS
----------
Objective: Long-term capital appreciation through a non-diversified portfolio of equity securities

Investment Focus: Equity securities of U.S. or foreign companies of any size that rely extensively on technology in their product development or operations, or which are expected to benefit from technological advances and improvements

Objective
---------
The Fund's objective is to achieve long-term capital appreciation through a non-diversified portfolio of equity securities. The Fund's objectives may be changed without shareholder approval. Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio of equity securities of companies that the Fund's subadvisor believes are positioned to take advantage of scientific or technological advances to power earnings growth. The Fund invests in the common stocks of companies that rely extensively on technology in their product development or operations, or which are expected to benefit from technological advances and improvements. Under normal circumstances, the Fund will invest at least 80% of its assets in companies that its subadvisor believes satisfies this criteria. This policy may not be changed without providing Fund shareholders at least 60 days prior written notice. In addition to common stocks, the Fund may invest from time to time in any or all of the following: preferred stocks, convertible securities, warrants and bonds and other fixed-income securities.

Oak Associates, ltd., ("Oak") is the Fund's subadvisor. Oak is a growth manager seeking to maximize returns by investing in common stocks that it believes have strong potential
to benefit from technology. The Fund is non-diversified; that is, it is not limited by the percentage of assets it may invest in any one issuer. The success or failure of one issuer will cause the
Fund to fluctuate more than it would a diversified fund. Oak generally does not base stock selections on a company's size, but rather on an assessment of a company's fundamental
prospects for growth. As a result, the Fund may own stocks of smaller capitalization companies. Relying on readily available information from financial publications, third-party analysis and fundamental research, investments are made with a long-term orientation, generally involving purchases of securities that will be held for at least a year, which results in relatively low portfolio turnover. The investment style tends to be contrarian, seeking out-of-favor situations at
attractive prices. Value is seen in both relative and
absolute terms. Stock selections may be influenced by: (i) growth rate/price to earnings comparison; (ii) P/E ratios versus historical and current levels; and (iii) contrarian considerations. A three-to-five year time horizon is generally required to evaluate the results of such an approach to selecting stocks.

For defensive purposes and pending investment of money received for share purchases, the Fund may temporarily depart from its investment objective and invest without limitation in cash, money market instruments and SPDRs (Standard and Poor's Depositary
Receipts, which are shares in a unit investment trust that trades on the American Stock Exchange and holds stocks designed to track the Standard and Poor's Composite 500 stock index). When the Fund invests in the foregoing, it may not achieve its investment objective.

Should I Invest in this Fund?

This Fund may be suitable if you:

* Are seeking an opportunity for additional returns through equities in a specific market sector in your investment portfolio

* Are willing to accept a higher degree of risk and volatility for the opportunity of higher potential returns

*Have an investment time horizon of five years or more

This Fund may not be suitable if you:

*Are seeking stability of principal

*Are investing with a shorter time horizon in mind

*Are uncomfortable with stock market and/or market sector risk

*Are seeking current income


PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
Oak serves as the subadvisor to the Fund. Oak, located at 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333, is an investment management firm with approximately $9.0 billion in assets under management as of December
31, 2003. Oak utilizes a team approach to manage the Fund.

The Fund is obligated by its investment management contract to pay an annual management fee to The
Managers Funds LLC (the "Investment Manager") of 1.00% of the average daily net assets of the Fund. The Investment
Manager, in turn, pays a portion of this fee to Oak.

The Investment Manager has contractually agreed, through at least April 30, 2005, to waive fees and pay or reimburse the Fund to the extent total expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed: (i) with respect to Class A shares, 1.75% of the Fund's average daily net assets; (ii) with respect to Class B and Class C shares, 2.25% of the Fund's average daily net assets; and (iii) with respect to Class Y shares, 1.25% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed the levels specified above.

MANAGERS 20 FUND
================

FUND FACTS
----------
Objective: Capital appreciation through a non-diversified portfolio of equity securities

Investment Focus: Equity securities of 20 to 25 companies offering strong growth potential

Objective
---------
The Fund 's objective is to achieve capital appreciation through a non-diversified portfolio of equity securities. The Fund 's objective may be changed without shareholder approval. Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
The Fund seeks to obtain its investment objective by investing in a non-diversified portfolio consisting of the common stocks of 20 to 25 U.S. and foreign companies of any size offering strong growth potential. The Fund selects securities based on a global economic outlook, with a particular focus on investments in specific industries, and seeks companies in out-of-favor situations at attractive prices. In addition to common stocks, the Fund may invest from time to time in any or all of the following: preferred stocks, convertible securities, warrants and bonds and other fixed-income securities.

Oak Associates, ltd.("Oak") is the Fund 's
subadvisor. Oak is a growth manager seeking to maximize
returns over a market cycle through investments in its
"best ideas." The Fund is non--diversified; that is, it is not limited by the percentage of assets it may invest in any one issuer. Oak starts by establishing a global economic outlook, with a particular focus on interest rate anticipation, then concentrates on investments in specific industries. Relying on readily available information from financial publications, third-party analysis and fundamental research, investments are made with a long-term orientation, generally involving purchases of securities that will be held for at least a year, which results in relatively low portfolio turnover. The investment style tends to be contrarian, seeking out-of-favor situations at attractive prices. Under normal circumstances, the Fund strives to be fully invested in 20 to 25 stocks. Value is seen in both relative and absolute terms. Stock selections may be influenced by: (i) growth rate/price to earnings comparison; (ii) P/E ratios versus historical and current levels; and (iii) contrarian considerations. A three-to-five year time horizon is generally required to evaluate the results of such an approach to selecting stocks.


For defensive purposes and pending investment of money received for share purchases,the Fund may temporarily depart from its investment objective and invest without limitation in cash,money market instruments and SPDRs
(Standard and Poor's Depositary Receipts, which are shares in a unit investment trust that trades on the American Stock Exchange and holds stocks designed to track the Standard and Poor's Composite 500 stock index). When the Fund invests in the foregoing, it may not achieve its investment objective.

Should I Invest in this Fund?

This Fund may be suitable if you:

*Are seeking an opportunity for some additional returns through a focused portfolio of equities

*Are willing to accept a higher degree of risk and volatility for the opportunity of higher potential returns

*Have an investment time horizon of five years or more

This Fund may not be suitable if you:

*Are seeking stability of principal

*Are investing with a shorter time horizon in mind

*Are uncomfortable with stock market risk

*Are seeking current income

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
Oak serves as the subadvisor to the Fund. Oak, located at 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333, is an investment management firm with approximately $9.0 billion in assets under management as of December
31, 2003. Oak utilizes a team approach to manage the Fund.

The Fund is obligated by its investment management contract to pay an annual management fee to The
Managers Funds LLC (the "Investment Manager ") of 0.70% of the average daily net assets of the Fund. The Investment
Manager, in turn, pays a portion of this fee to Oak.

The Investment Manager has contractually agreed, through at least April 30, 2005, to waive fees and pay or reimburse the Fund to the extent total expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed: (i) with respect to Class A shares, 1.75% of the Fund's average daily net assets; (ii) with respect to Class B and Class C shares, 2.25% of the Fund 's average daily net assets; and (iii) with respect to Class Y shares, 1.25% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed the levels specified above.

MANAGERS MID-CAP FUND
=====================

FUND FACTS
----------
Objective: High total return, consistent with the preservation of capital and a prudent level of risk
Investment Focus: Equity securities of medium-sized companies

Objective
---------
The Fund 's objective is to provide a high total return,consistent with the preservation of capital and a prudent level of risk. The Fund 's objective may be changed without shareholder approval.Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
The Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting of the common stocks of medium-sized companies which will generally be listed on the New York or American stock exchanges or on NASDAQ and be widely held among a large number of investors. Under normal circumstances, the Fund will invest at least 80% of its assets in companies that, at the time of purchase, have market capitalizations between $1 billion and $12 billion. This policy may not be changed without providing Fund shareholders at least 60 days prior written notice. The Fund may also invest in other U.S. and foreign securities, including foreign securities and warrants.

Chicago Equity Partners, LLC ("CEP") is the Fund's subadvisor. CEP uses a disciplined investment strategy, utilizing a proprietary multi-factor model to select securities. The model includes momentum, value and quality factors. The process focuses on security selection while remaining industry, sector, style and capitalization neutral. CEP seeks to consistently apply an objective quantitative, fundamental investment approach that identifies securities that it believes are overvalued and undervalued within industry sectors

For defensive purposes and pending investment of money received for share purchases, the Fund may temporarily depart from its investment objective and invest without limitation in cash, money market instruments and SPDRs
(Standard and Poor 's Depositary Receipts, which are shares in a unit investment trust that trades on the American Stock Exchange and holds stocks designed to track the Standard and Poor's Composite 500 stock index). When the Fund invests in the foregoing, it may not achieve its investment objective. CEP may sell any security when it believes the sale is in the Fund 's best interest. This may result in active and frequent trading of portfolio securities which can increase portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing the Fund's transaction costs and may increase your tax liability.


Should I Invest in this Fund?

This Fund may be suitable if you:

*Are seeking an opportunity for additional returns through medium-size company equities in your investment portfolio

*Are willing to accept a higher degree of risk and volatility for the opportunity of higher potential returns

*Have an investment time horizon of five years or more
This Fund may not be suitable if you:

*Are seeking stability of principal

*Are investing with a shorter time horizon in mind

*Are uncomfortable with stock market risk

*Are seeking current income

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
CEP serves as the subadvisor to the Fund. CEP, located at 180 N. LaSalle Street, Suite 3800, Chicago, Illinois
60601, is an investment management firm with approximately
$7.0 billion in assets under management as of December
31, 2003. CEP utilizes a team approach to manage the Fund.

The Fund is obligated by its investment management contract to pay an annual management fee to The
Managers Funds LLC (the "Investment Manager") of 0.70% of the average daily net assets of the Fund. The Investment
Manager, in turn, pays a portion of this fee to CEP.

The Investment Manager has contractually agreed, through at least April 30, 2005, to waive fees and pay or reimburse the Fund to the extent total expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed: (i) with respect to Class A shares, 1.50% of the Fund's average daily net assets; (ii) with respect to Class B and Class C shares, 2.00% of the Fund's average daily net assets; and (iii) with respect to Class Y shares, 1.00% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed the levels specified above.

MANAGERS LARGE-CAP FUND
=======================

FUND FACTS
----------
Objective: Long-term capital appreciation by investing in a diversified portfolio of equity securities of larger, well-established U.S. companies

Investment Focus: Equity securities of large-sized
U.S.companies

Objective
---------
The Fund's objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities of larger, well-established U.S. companies. The Fund's objective may be changed without shareholder approval. Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
Under normal circumstances, the Fund will invest at least 80% of its assets in the common stocks of U.S. large-sized companies with market capitalizations, at the time of investment, in excess of $2.5 billion. This policy may not be changed without providing Fund shareholders at least 60 days prior written notice. The Fund invests primarily in U.S. common stocks, as well as other U.S. and foreign securities, including preferred stocks, convertible securities that may be exchanged for common stock at a prestated price, and warrants that entitle the owner to purchase a set amount of common stock at a prestated price.

Chicago Equity Partners, LLC ("CEP") is the Fund's subadvisor. CEP uses a disciplined investment strategy utilizing a proprietary multi-factor model to select securities, which includes momentum, value and quality factors. The process focuses on security selection, while remaining industry, sector, style and capitalization neutral. CEP seeks to consistently apply an objective, quantitative, fundamental investment approach that identifies undervalued and overvalued securities within industry sectors.

For defensive purposes and pending investment of money received for share purchases,the Fund may temporarily depart from its investment objective and invest without limitation in cash,money market instruments and SPDRs
(Standard and Poor 's Depositary Receipts,which are shares in a unit investment trust that trades on the American Stock
Exchange and holds stocks designed to track the Standard and Poor 's Composite 500 stock index). When the Fund invests in the foregoing, it may not achieve its investment objective.

Should I Invest in this Fund?

This Fund may be suitable if you:

*Are seeking an opportunity for additional returns through large-capitalization equities in your investment portfolio

*Are willing to accept a higher degree of risk for the opportunity of higher potential returns

*Have an investment time horizon of five years or more

This Fund may not be suitable if you:

*Are seeking stability of principal
*Are investing with a shorter time horizon in mind
*Are uncomfortable with stock market risk
*Are seeking current income.

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
CEP serves as the subadvisor to the Fund. CEP,located at 180 N.LaSalle Street,Suite 3800, Chicago, Illinois
60601,is an investment management firm with approximately $7.0 billion in assets under management as of December
31,2003.CEP utilizes a team approach to manage the Fund.

The Fund is obligated by its investment management contract to pay an annual management fee to The
Managers Funds LLC (the "Investment Manager ")of 0.70% of the average daily net assets of the Fund.The Investment
Manager,in turn,pays a portion of this fee to CEP.

The Investment Manager has contractually agreed,through at least April 30,2005,to waive fees and pay or reimburse the Fund to the extent total expenses (exclusive of brokerage,interest,taxes and extraordinary expenses)of the Fund exceed: (i)with respect to Class A shares,1.50%of the Fund 's average daily net assets;(ii)with respect to Class B and Class C shares,2.00%of the Fund 's average daily net assets;and (iii)with respect to Class Y shares,1.00%of the Fund 's average daily net assets.The Fund is obligated to repay the Investment Manager such amounts waived,paid or reimbursed in future years provided that the repayment occurs within three (3)years after the waiver or reimbursement and that such repayment would not cause the Fund 's expenses in any such future year to exceed the levels specified above.

MANAGERS BALANCED FUND
======================

FUND FACTS
----------
Objective: High total investment return,consistent with the preservation of capital and prudent investment risk

Investment Focus: Approximately 50-65%of total assets invested in equity securities of medium and large-sized
U.S.companies,and the remainder invested in bonds and other fixed-income securities,as well as cash or cash equivalents

Objective
---------
The Fund 's objective is to achieve a high total investment return,consistent with the preservation of capital and prudent investment risk. The Fund 's objective may be changed without shareholder approval. Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
The Fund seeks to achieve its investment objective by investing approximately 50-65% of its total assets in equity securities and investing the remainder in bonds and other fixed-income securities, as well as cash or cash equivalents.The Investment Manager is responsible for determining the percentage of the Fund's total assets that will be allocated between equity and fixed income securities,and may readjust such allocation from time to time.The Fund will invest at least 25% of its total assets in equity securities.The equity portion of the Fund is invested primarily in a diversified portfolio of U.S. common stocks,as well as other U.S.and foreign securities,including convertible securities and warrants.Normally,the equity portion of the Fund will focus on large (generally determined by reference to the capitalization of companies in the Russell 1000 Index) and medium-sized (generally determined by reference to the capitalization of companies in the Russell MidCap Index)companies which will generally be listed on the New York,American or NASDAQ exchanges and be widely held among a large number of investors.The Fund will invest at least 25% of the Fund's total assets in fixed income senior securities,such as a wide range of domestic and foreign fixed-income securities,such as bonds,including securities not based on the U.S.dollar;the Fund may also invest up to 25%of the Fund 's total assets in below-investment grade securities (those rated Ba1/BB+or lower by Moody's/Standard & Poor's). Incorporating fundamental, "bottom-up" credit and market analysis, the subadvisor to the fixed-income portion of the Fund invests the Fund's assets primarily in bonds with 7 to 30-year maturities.The Fund may invest more than 65%of its total assets in stocks if its investment manager considers conditions in the stock market to be more favorable than those in the bond market,and the Fund may invest more than 25% of its total assets in fixed income securities if its investment manager considers conditions in the bond market to be more favorable than those in the stock market.

Chicago Equity Partners,LLC ("CEP ") is the subadvisor to the equity portion of the Fund.CEP uses a disciplined investment strategy utilizing a proprietary multi-factor model to select securities.The model includes momentum,value and quality factors.The process focuses on security selection while remaining industry,sector,style and capitalization neutral.CEP seeks to consistently apply an objective quantitative,fundamental investment approach that identifies stocks that it believes are overvalued and undervalued within industry sectors.

Loomis, Sayles & Company,L.P. ("Loomis")serves as the subadvisor to the fixed-income portion of the Fund. Normally, the Fund maintains at least 25% of its assets in a wide range of domestic and foreign fixed-income securities, such as bonds,including securities not based on the U.S.dollar. The majority of foreign investments may be in "Yankee bonds " (bonds payable in U.S.dollars that are issued in the United
States by foreign banks and corporations). The Fund may also invest up to 25% of its total assets in below investment-grade securities which Loomis believes do not involve undue risk to income or principal.In general,however,these types of securities are issued by companies without long track records of sales and earnings,or by those companies with questionable credit histories.The lowest credit-rating categories in which the Fund invests are Caa/CCC (as rated by Moody 's/Standard &Poor 's).

For defensive purposes and pending investment of money received for share purchases,the Fund may temporarily depart from its investment objective and invest without limitation in cash,money market instruments and SPDRs
(Standard and Poor 's Depositary Receipts,which are shares in a unit investment trust that trades on the American Stock Exchange and holds stocks designed to track the Standard and Poor 's Composite 500 stock index). When the Fund invests in the foregoing it may not achieve its investment objective. CEP or Loomis may sell any security when it believes the sale is in the Fund's best interest. This may result in active and frequent trading of portfolio securities which can increase portfolio turnover.Higher portfolio turnover may adversely affect
Fund performance by increasing the Fund 's transaction costs and may increase your tax liability.

Should I Invest in this Fund?

This Fund may be suitable if you:

*Are seeking an opportunity for additional returns from a portfolio that holds both equities and fixed income securities

*Are willing to accept a moderate risk investment

*Have an investment time horizon of five years or more

This Fund may not be suitable if you:

*Are seeking stability of principal

*Are investing with a shorter time horizon in mind

*Are uncomfortable with stock market risk

*Are seeking a conservative risk investment

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
CEP serves as the subadvisor to the equity portion of the Fund.CEP,located at 180 N.LaSalle Street,Suite
3800,Chicago, Illinois 60601,is an investment management firm with approximately $7.0 billion in assets under management as of December 31,2003.CEP utilizes a team approach to manage the Fund.

Loomis, Sayles & Company, L.P. ("Loomis") serves as the subadvisor to the fixed-income portion of the Fund.Loomis is located at One Financial Center, Boston, Massachusetts.As of
March 31, 2004, Loomis managed more than $56 billion in assets.

The Fund is obligated by its investment management contract to pay an annual management fee to The
Managers Funds LLC (the "Investment Manager ")of 0.70% of the average daily net assets of the Fund.The Investment Manager,in turn,pays a portion of this fee to CEP and Loomis.

The Investment Manager has contractually agreed,through at least April 30,2005,to waive fees and pay or reimburse the Fund to the extent total expenses (exclusive of brokerage,interest,taxes and extraordinary expenses)of the Fund exceed: (i)with respect to Class A shares,1.50%of the Fund 's average daily net assets;(ii)with respect to Class B and Class C shares,2.00%of the Fund 's average daily net assets;and (iii)with respect to Class Y shares,1.00%of the Fund 's average daily net assets.The Fund is obligated to repay the Investment Manager such amounts waived,paid or reimbursed in future years provided that the repayment occurs within three
(3)years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed the levels specified above.

MANAGERS CONVERTIBLE SECURITIES FUND
====================================

FUND FACTS
----------
Objective: High total return through a combination of current income and capital appreciation

Investment Focus:Convertible securities
(bonds,debentures,notes or preferred stock that an owner can exchange for common stock at a prearranged price)of U.S. and foreign issuers

Objective
---------
The Fund 's objective is to achieve high total return through a combination of current income and capital appreciation.The Fund 's objective may be changed without shareholder approval. Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
The Fund seeks to achieve its investment objective by investing primarily in bonds and other securities that are convertible into common stock of U.S.and foreign issues. Under normal circumstances, the Fund will invest at least
80%of its assets in convertible securities (bonds, debentures, notes or preferred stock) that an owner has the option to exchange for common stock at a prestated price. This policy may not be changed without providing Fund shareholders at least 60 days prior written notice.Convertible securities are often of lower quality than other investments.At any given time,over 50%of the Fund 's assets may be invested in below-investment grade securities (those rated Ba1/BB+or lower by Moody 's/Standard & Poor 's)which entail greater risk than rated securities.In addition to convertible securities,the
Fund may invest in common stock,convertible securities with conversion features that do not depend on the market price of the issuer 's common stock, and stocks and bonds of foreign issuers,including issuers in emerging markets.

40|86 Advisors,Inc.("40|86 ")(formerly known as Conseco
Capital Management,Inc.)is the Fund 's subadvisor. Adhering to strict discipline on when to buy and sell securities, 40|86 seeks high total return by purchasing securities it believes are priced below their true value,and selling securities it believes are priced at or above their true value.To select securities, 40|86 evaluates security issuers and the securities themselves through independent,"bottom-up " fundamental credit and market analysis.

For defensive purposes and pending investment of money received for share purchases,the Fund may temporarily depart from its investment objective and invest without limitation in cash,money market investments,preferred stocks, or investment-grade debt securities. When the Fund invests in the foregoing,it may not achieve its investment objective. 40|86 may sell any security when it believes the sale is in the Fund 's best interest.This may result in active and frequent trading of portfolio securities which can increase portfolio turnover.Higher portfolio turnover may adversely affect Fund performance by increasing the Fund 's transaction costs and may increase your tax liability.

Should I Invest in this Fund?

This Fund may be suitable if you:

*Are seeking an opportunity for additional returns from a portfolio of bonds and other securities convertible into common stock

*Are willing to accept a higher degree of risk for the opportunity of higher potential returns

*Have an investment time horizon of five years or more

This Fund may not be suitable if you:

*Are seeking a conservative risk investment

*Are investing with a shorter time horizon in mind

*Are seeking stability of principal or current income


PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
40|86 serves as the subadvisor to the Fund.40|86,located at 11825 N.Pennsylvania Avenue,Carmel,Indiana 46032, is a wholly-owned subsidiary of Conseco,Inc.,a publicly held financial services company (NYSE:CNO)that provides investment,lending and insurance products to more than 12 million customers.As of December 31,2003,40|86 managed more than $26 billion.

The Fund is obligated by its investment management contract to pay an annual management fee to The
Managers Funds LLC (the "Investment Manager ")of 0.85%of the average daily net assets of the Fund.The Investment Manager,in turn,pays a portion of this fee to 40|86.

The Investment Manager has contractually agreed,through at least April 30,2005,to waive fees and pay or reimburse the Fund to the extent total expenses (exclusive of brokerage,interest,taxes and extraordinary expenses)of the Fund exceed: (i)with respect to Class A shares,1.55% of the Fund 's average daily net assets;(ii)with respect to Class B and Class C shares,2.05%of the Fund 's average daily net assets; and (iii) with respect to Class Y shares,1.05% of the Fund's average daily net assets.The Fund is obligated to repay the Investment Manager such amounts waived,paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed the levels specified above.

MANAGERS HIGH YIELD FUND
========================

FUND FACTS
----------
Objective: High level of current income,with a secondary
	   objective of capital appreciation

Investment Focus:Below-investment grade fixed-income
		 securities (those rated Ba1/BB+or lower by Moody 's/Standard &Poor 's)

Objective
---------
The Fund 's objective is to achieve a high level of current income,with a secondary objective of capital appreciation.The Fund 's objective may be changed without shareholder approval.Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
The Fund seeks to achieve its investment objective by investing in a portfolio of below-investment grade bonds (those rated Ba1/BB+or lower by Moody 's/Standard
&Poor 's).Under normal circumstances,the Fund will invest at least 80%of its assets in below-investment grade bonds.This policy may not be changed without providing Fund shareholders at least 60 days prior written notice.Below-investment grade securities entail greater risk than higher rated securities.The Fund may invest in any of the following:corporate debt securities and preferred stock;zero-coupon bonds and other deferred interest securities that do not pay periodic interest;mortgage-backed debt securities;asset-backed securities; convertible securities; restricted securities; taxable municipal securities issued by state and local governments;cash or cash equivalents,such as certificates of deposit or money-market funds;money-market instruments, such as bankers ' acceptances,,commercial paper and repurchase agreements;securities issued or guaranteed by the U.S.government,its agencies and instrumentalities,such as the Federal Home Loan Bank and the Student Loan
Marketing Association;common stocks;and stocks and bonds of foreign issuers,including issuers in emerging markets.

Loomis, Sayle & Company, L.P. ("Loomis")serves as the subadvisor to the Fund.Adhering to strict discipline on when to buy and sell securities,the subadvisor seeks to achieve the Fund 's objectives by purchasing securities it believes are priced below their true value,and selling securities it believes are priced at or above their true value.To select securities, the subadvisor evaluates security issuers and the securities themselves through independent, "bottom-up " fundamental credit and market analysis.

For defensive purposes and pending investment of money received for share purchases,the Fund may temporarily depart from its investment objective and invest without limitation in cash or money market instruments.When the Fund invests in the foregoing,it may not achieve its investment objective. Loomis may sell any security when it believes the sale is in the Fund 's best interest.This may result in active and frequent trading of portfolio securities which can increase portfolio turnover.Higher portfolio turnover may adversely affect Fund performance by increasing the Fund 's transaction costs and may increase your tax liability.

Should I Invest in this Fund?

This Fund may be suitable if you:

*Are seeking an opportunity for additional fixed-income returns accompanied by the additional risks of below-investment grade securities in your investment portfolio

*Are comfortable with a high risk investment

*Are seeking current income

*Have an investment time horizon of five years or more

This Fund may not be suitable if you:

*Are seeking stability of principal

*Are seeking a conservative risk investment


PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
Loomis, Sayles & Company, L.P. serves as the subadvisor to the Fund. Loomis is located at One Financial Center, Boston,
Massachusetts. As of March 31,2004, Loomis managed more than $56 billion in assets.

The Fund is obligated by its investment management contract to pay an annual management fee to The
Managers Funds LLC (the "Investment Manager ")of 0.70% of the average daily net assets of the Fund.The Investment Manager,in turn,pays a portion of this fee to Loomis.

The Investment Manager has contractually agreed,through at least April 30,2005,to waive fees and pay or reimburse the Fund to the extent total expenses (exclusive of brokerage,interest,taxes and extraordinary expenses)of the Fund exceed: (i)with respect to Class A shares,1.40%of the Fund 's average daily net assets;(ii)with respect to Class B and Class C shares,1.90%of the Fund 's average daily net assets;and (iii)with respect to Class Y shares,0.90%of the Fund 's average daily net assets.The Fund is obligated to repay the Investment Manager such amounts waived,paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund 's expenses in any such future year to exceed the levels specified above.

MANAGERS FIXED INCOME FUND
==========================

FUND FACTS
----------
Objective:Highest level of current income as is consistent with the preservation of capital

Investment Focus:High quality foreign and domestic fixed-income securities

Objective
---------
The Fund 's objective is to achieve the highest level of income as is consistent with the preservation of capital.The Fund 's objective may be changed without shareholder approval.Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
Under normal circumstances,the Fund will invest at least 80%of its assets in investment-grade securities
(those rated above Ba1/BB+by Moody 's/Standard &Poor 's). This policy may not be changed without providing Fund shareholders at least 60 days prior written notice.The
Fund may also invest in debt securities issued by any of the following:public and private U.S.companies;foreign companies;the U.S.government and its agencies,such as the Federal Home Loan Bank;state and local governments issuing taxable municipal securities;and foreign governments,their agencies and instrumentalities. The Fund may also invest in mortgage-backed debt securities,asset-backed debt securities and restricted securities,and may invest up to 15%of its assets in common and preferred stock,convertible securities that an owner has the option to exchange for common stock at a prestated price,and debt securities carrying warrants to purchase equity securities.Up to 20%of the Fund 's assets may be invested in below-investment grade securities (those rated Ba1/BB+or lower by Moody 's/Standard &Poor's). While the Fund may purchase debt securities of any maturity, the Fund will primarily invest in debt securities with 7 to 15 year maturities.The average maturity of debt securities in the Fund 's portfolio may,however,be shorter or longer depending on market conditions.

Loomis, Sayles & Company,L.P. ("Loomis") serves as the subadvisor to the Fund. Loomis actively manages the portfolio to generate income,reduce risk and preserve or enhance total return.Adhering to strict guidelines on when to buy and sell securities,the subadvisor seeks to achieve the Fund 's objective by purchasing securities it believes are priced below their true value,and selling securities it believes are priced at or above their true value.To select securities,the subadvisor evaluates security issuers and the securities themselves through independent,"bottom-up " fundamental credit and market analysis.

For defensive purposes and pending investment of money received for share purchases,the Fund may temporarily depart from its investment objective and invest without limitation in cash or money market instruments.When the Fund invests in the foregoing,it may not achieve its investment objective.Loomis may sell any security when it believesthe sale is in the Fund 's best interest.This may result in active and frequent trading of portfolio securities which can increase portfolio turnover.Higher portfolio turnover may adversely affect Fund performance by increasing the Fund 's transaction costs and may increase your tax liability.

Should I Invest in this Fund?

This Fund may be suitable if you:

*Are seeking an opportunity for additional fixed-income returns in your investment portfolio

*Are willing to accept a moderate risk investment

*Have an investment time horizon of four years or more

This Fund may not be suitable if you:

*Are seeking stability of principal

*Are seeking a conservative risk investment

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
Loomis, Sayles & Company, L.P. serves as the subadvisor to the Fund. Loomis is located at One Financial Center, Boston,
Massachusetts. As of March 31,2004, Loomis managed more than $56 billion in assets.

The Fund is obligated by its investment management contract to pay an annual management fee to The
Managers Funds LLC (the "Investment Manager ")of 0.45%of the average daily net assets of the Fund.The Investment Manager,in turn,pays a portion of this fee to Loomis.

The Investment Manager has contractually agreed,through at least April 30,2005,to waive fees and pay or reimburse the Fund to the extent total expenses (exclusive of brokerage,interest,taxes and extraordinary expenses)of the Fund exceed: (i)with respect to Class A shares,0.99%of the Fund 's average daily net assets;(ii)with respect to Class B and Class C shares,1.49%of the Fund 's average daily net assets; and (iii)with respect to Class Y shares,0.49%of the Fund 's average daily net assets.The Fund is obligated to repay the Investment Manager such amounts waived,paid or reimbursed in future years provided that the repayment occurs within three (3)years after the waiver or reimbursement and that such repayment would not cause the Fund 's expenses in any such future year to exceed the levels specified above.

MANAGEMENT OF THE FUNDS
=======================
Investment Manager and Subadvisors
----------------------------------
The Managers Funds LLC (the "Investment Manager "),an indirect,wholly-owned subsidiary of Affiliated Managers
Group, Inc.,which is located at 600 Hale Street,Prides Crossing,MA 01965,serves as the investment manager to the Funds and is responsible for the Funds ' overall administration.It selects and recommends,subject to the approval of the Board of Trustees,one or more subadvisors to manage each Fund 's investment portfolio.It also allocates assets among the subadvisors for Funds with more than one subadvisor,monitors the performance,security holdings and investment strategies of the subadvisors,and,when appropriate,researches any potential new subadvisors for the Funds.The SEC has given the Trust an exemptive order permitting the Investment Manager to change subadvisors without prior shareholder approval,but subject to shareholder notification within 90 days of any such changes.

40|86 Advisors,Inc.("40|86 ")(formerly known as Conseco
Capital Management,Inc.),located at 11825 N.Pennsylvania
Avenue,Carmel,Indiana 46032,is the subadvisor for the Managers Convertible Securities Fund, 40|86 is a wholly-owned subsidiary of Conseco,Inc.,a publicly held financial services company (NYSE:CNO)that provides investment,lending and insurance products to more than 12 million customers.As of December 31,2003,40|86 managed more than $26 billion in assets.

Loomis, Sayles & Company, L.P. ("Loomis"), located at One Financial Center, Boston, Massachusetts, is the subadvisor for the Managers High Yield Fund and Managers Fixed Income Fund. Loomis is also the subadvisor for the fixed income portion of Managers Balanced Fund. As of March 31, 2004, Loomis had approximately $56.3 billion in assets under management.

Chicago Equity Partners,LLC ("CEP"),located at 180
N.LaSalle Street,Suite 3800,Chicago,Illinois 60601,is the subadvisor for Managers Mid-Cap Fund,Managers Large-Cap Fund and the equity portion of Managers Balanced Fund.As of December 31,2003,CEP had assets under management of approximately
$7 billion.

Oak Associates,ltd.("Oak"),located at 3875 Embassy
Parkway,Suite 250,Akron,Ohio 44333,is the subadvisor for Managers Science &Technology Fund and Managers 20
Fund.As of December 31,2003,Oak had assets under management of approximately $9 billion.

Portfolio Managers of the Funds
-------------------------------
Daniel J. Fuss, is a portfolio manager for, and a Managing
Director of, Loomis, positions he has held since 1976. Mr. Fuss leads the investment team at Loomis that manages Managers
Fixed Income Fund.

John X. Hyll is a portfolio manager for, and a Vice President of,Loomis,positions he has held since 1987. Mr. Hyll is the portfolio manager for the fixed-income portion of Managers
Balanced Fund.

Matthew J. Eagan, is a portfolio manager for, and a Vice
President of, Loomis, positions he has held since 1997. Mr.
Eagan co-manages the Managers High Yield Fund.

Elaine M. Stokes, is a portfolio manager for, and a Vice
President of, Loomis, positions she has held since 1988.
Ms. Stokes co-manages the Managers High Yield Fund.

Leo J.Dierckman ,joined 40|86 in 1999 as a Securities
Analyst and is currently Second Vice President-Fixed
Income Research of 40|86.Prior to joining 40|86,Mr.Dierckman served as Vice President of Finance for HealthCareContinuum from 1989 to 1999.He is responsible for managing
Managers Convertible Securities Fund.

CEP utilizes a team approach to manage Managers Mid-Cap
Fund,Managers Large-Cap Fund and the equity portion of Managers Balanced Fund.

Oak utilizes a team approach to manage Managers Science
&Technology Fund and Managers 20 Fund.

Administrative Services
-----------------------
The Investment Manager also provides administrative services to the Funds,including:
*Supervising bookkeeping and recordkeeping to ensure that shareholder information is accurate and up-to-date;

*Supervising the preparation and filing of documents as required by state and federal regulatory agencies;and

*Management and oversight of all third-party service providers.

As compensation for these services,the Investment
Manager receives administrative fees of 0.20%annually of each Fund 's average daily net assets.


		ABOUT YOUR INVESTMENT

		FINANCIAL HIGHLIGHTS
		--------------------

The following Financial Highlights tables are intended to help you understand each Fund 's financial performance for the past five fiscal years (or since the Fund 's inception).Certain information reflects financial results for a single Fund share.The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.Please note that the financial highlights information in the following tables represents financial highlights of each Class of shares of Predecessor Science & Technology Fund, Predecessor 20 Fund, Predecessor Equity Fund, Predecessor Large-Cap Fund, Predecessor Balanced Fund, Predecessor Convertible Securities Fund,Predecessor High Yield Fund and Predecessor Fixed Income Fund through December 31, 2003.The information has been derived from the financial statements of each Class of shares of Predecessor Science & Technology Fund,Predecessor 20 Fund,Predecessor Equity Fund,Predecessor Large-Cap Fund,Predecessor Balanced Fund, Predecessor Convertible Securities Fund,Predecessor
High Yield Fund and Predecessor Fixed Income Fund,which were reorganized into Managers Science &Technology
Fund,Managers 20 Fund,Managers Mid-Cap Fund,Managers
Large-Cap Fund,Managers Balanced Fund,Managers Convertible Securities Fund,Managers High Yield Fund and Managers
Fixed Income Fund,respectively,on March 31,2004.This information,derived from each Predecessor Fund 's
Financial Statements, has been audited by PricewaterhouseCoopers LLP,whose report is included in each Predecessor Fund 's
Annual Report, which is available upon request.

Financial Highlights
For a share outstanding throughout each year
(period)ended December 31,



CLASS A SHARES		Conseco Science & Technology Fund 	Conseco 20 Fund
			2003	2002 	2001 	2000 (f) 	2003 	2002 	2001 	2000 	1999
Net asset value per
share, beginning of
period 			$1.31	$3.01 $6.94 	$10.00 		$3.51 	$6.12 	$11.76 	$20.68 	$12.80
Income from investment
operations (a):
Net investment income
(loss)			(0.03)	(0.05)(0.04)	(0.05)		(0.05)	(0.07)	(0.08)	(0.28)	(0.18)
Net realized gains
(losses)and change in
unrealized appreciation
or depreciation
on investments 		0.84 	(1.65)(3.89)	(3.01)		2.02	(2.54)	(5.56)	(5.22)	9.19
Total income (loss)
from investment
operations 		0.81	(1.70)(3.93)	(3.06)		1.97 	(2.61)	(5.64)	(5.50)	9.01
Distributions:
Dividends from net
investment income 	-	-	-	-		-	-	-	-	-
Distributions of net
realized gains 		-	-	-	-		-	-	-	(3.42)	(1.13)
Total distributions 	-	-	-	-		-	-	-	(3.42)	(1.13)
Net asset value per
share,end of period 	$2.12 	$1.31	$3.01 	$6.94 		$5.48 	$3.51 	$6.12 	$11.76 	$20.68
Total return (b)(c)(d)	61.83%	-56.48%	-56.63%	-30.60%		56.13%-	42.65%	-47.96%	-25.67%	70.40%
Ratios/supplemental data:
Net assets (dollars in
thousands),end of period $1,136 $3,778 $16,077 $19,850 		$7,956	$8,778 	$23,948 $33,439 $53,463
Ratio of expenses to
average net assets (b)(e):
Before expense
reimbursement		3.74%	2.38%	2.18%	2.17%		1.97%	1.82%	1.67%	1.51%	1.70%
After expense
reimbursement		1.75%	1.75%	1.75%	1.75%		1.75%	1.75%	1.67%	1.51%	1.68%
Ratio of net investment
income (loss)to average
net assets (b)(e):	-1.58%	-1.69%	-1.50%	-1.23%		-1.15%	-1.19%	-1.19%	-1.14%	-1.02%

CLASS A SHARES		Conseco Mid-Cap Fund 			Conseco Large-Cap Fund
			2003 	2002 	2001 	2000 	1999 	2003 	2002 	2001 	2000 (f)
Net asset value per
share, beginning of
period			$7.58 	$8.79 	$9.86 	$16.27 $12.55 	$4.78 	$6.60 	$8.43	$10.00
Income from investment
operations (a):
Net investment
income (loss)		(0.01)	(0.01)	(0.01)	(0.13)	(0.14)	(0.02)	(0.07)	(0.06)	-
Net realized gains
(losses)and change in
unrealized appreciation
or depreciation
on investments		2.79 	(1.20)	(1.06)	0.40 	7.18 	1.26 	(1.75)	(1.77)	(1.57)
Total income (loss)from
investment operations	2.78 	(1.21)	(1.07)	0.27 	7.04 	1.24 	(1.82)	(1.83)	(1.57)
Distributions:
Dividends from net
investment income	-	-	-	-	-	-	-	-	-
Distributions of net
realized gains		-	-	(0.00)(g)(6.68)(3.32)	-	-	-	-
Total distributions	-	-	(0.00)	(6.68)	(3.32)	-	-	-	-
Net asset value per share,
end of period		$10.36 $7.58 	$8.79 	$9.86	$16.27 $6.02 	$4.78 	$6.60 	$8.43
Total return (b)(c)(d)	36.68%	-13.77%	-10.93%	4.97%	56.21%	25.94%	-27.58%	-21.71%	-15.70%
Ratios/supplemental data:
Net assets (dollars in
thousands), end of period$9,741 $7,290 $14,268 $15,210 	$29,480 $837 	$945 	$9,417	$13,737
Ratio of expenses to
average net assets (b)(e):
Before expense 		1.63%	1.59%	1.60%	1.47%	1.66%	3.29%	2.10%	1.96%	2.06%
reimbursement
After expense
reimbursement		1.50%	1.50%	1.50%	1.47%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment
income (loss)to
average net
assets (b)(e):		-0.14%	-0.09%	-0.08%	-0.80%	-0.83%	0.41%	-0.64%	-0.80%	-0.16%



Financial Highlights
For a share outstanding throughout each year
(period)ended December 31,


CLASS A SHARES		Conseco Balanced Fund 			Conseco Convertible Securities Fund
			2003 	2002 	2001 	2000 	1999 	2003 	2002 	2001 	2000 	1999

Net asset value per
share, beginning of
period			$8.62 	$10.13 	$11.08 	$13.51 	$11.69 	$8.63 	$9.62 	$11.80	$14.93 	$11.00
Income from investment
operations (a):
Net investment
income (loss)		0.22 	0.24 	0.25 	0.28 	0.22 	0.34 	0.32 	0.30 	0.43 	0.46
Net realized gains
(losses)and change in
unrealized appreciation
or depreciation
on investments		1.81 	(1.49)	(0.96)	0.64 	3.18 	2.04 	(1.02)	(1.63)	(1.08)	3.89
Total income (loss)from
investment operations	2.03 	(1.25)	(0.71)	0.92 	3.40 	2.38 	(0.70)	(1.33)	(0.65)	4.35
Distributions:
Dividends from net
investment income	(0.23)	(0.26)	(0.24)	(0.25)	(0.23)	(0.39)	(0.29)	(0.36)	(0.36)	(0.27)
Distributions of net
realized gains		-	-	-	(3.10)	(1.35)	-	-	(0.49)	(2.12)	(0.15)
Total distributions	(0.23)	(0.26)	(0.24)	(3.35)	(1.58)	(0.39)	(0.29)	(0.85)	(2.48)	(0.42)
Net asset value per
share,end of period	$10.42 	$8.62 	$10.13 	$11.08 	$13.51 	$10.62 	$8.63 	$9.62	$11.80 	$14.93
Total return (b)(c)(d)	23.85%	-12.47%	-6.37%	7.29%	29.44%	28.14%	-7.24%	-11.27%	-3.56%	40.12%
Ratios/supplemental data:
Net assets (dollars in
thousands),end of period$3,448 	$4,205 	$22,802 $24,311 $31,932 $2,700 	$2,639	$4,482 	$15,022 $22,927
Ratio of expenses to
average net assets (b)(e):
Before expense
reimbursement		1.73%	1.68%	1.68%	1.74%	1.96%	2.09%	1.98%	1.90%	1.70%	1.95%
After expense
reimbursement		1.50%	1.50%	1.50%	1.50%	1.50%	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment
income (loss)to
average net assets (b)(e):2.21%	2.62%	2.43%	1.92%	1.87%	3.40%	3.50%	3.15%	2.49%	2.11%


			Conseco High Yield Fund 		Conseco Fixed Income Fund
CLASS A SHARES
			2003 	2002 	2001 	2000 	1999 	2003 	2002 	2001 	2000 	1999

Net asset value per
share, beginning of
period			$7.08 	$7.76 	$8.20 	$10.00 	$10.00 	$10.05 	$10.14 	$9.94	$9.60 	$10.21
Income from investment
operations (a):
Net investment income
(loss)			0.64 	0.80 	0.79 	0.81 	1.00 	0.52 	0.56 	0.55 	0.62 	0.63
Net realized gains
(losses) and change in
unrealized appreciation
or depreciation
on investments		1.39 	(0.70)	(0.41)	(1.83)	(0.13)	0.53 	(0.06)	0.30 	0.33	(0.65)
Total income (loss)
from investment
operations		2.03 	0.10 	0.38 	(1.02)	0.87 	1.05 	0.50 	0.85 	0.95 	(0.02)
Distributions:
Dividends from net
investment income	(0.65)	(0.78)	(0.82)	(0.78)	(0.87)	(0.54)	(0.59)	(0.55)	(0.61)	(0.56)
Distributions of net
realized gains		-	-	-	-	-	-	-	(0.10)	-	(0.03)
Total distributions	(0.65)	(0.78)	(0.82)	(0.78)	(0.87)	(0.54)	(0.59)	(0.65)	(0.61)	(0.59)
Net asset value per
share, end of period	$8.46 	$7.08 	$7.76 	$8.20 	$10.00 	$10.56 	$10.05 	$10.14	$9.94 	$9.60
Total return (b)(c)(d)	29.73%	1.85%	4.78%	-10.74%	9.03%	10.67%	5.11%	8.66%	10.30%	-0.27%
Ratios/supplemental
data:
Net assets (dollars
in thousands),
end of period		$24,693 $44,059 $27,712 $19,689 $42,591 $7,936 	$15,455	$65,303 $32,693 $30,681
Ratio of expenses
to average net
assets (b)(e):
Before expense
reimbursement		1.63%	1.61%	1.61%	1.58%	1.66%	1.33%	1.32%	1.33%	1.44%	1.64%
After expense
reimbursement		1.40%	1.40%	1.40%	1.40%	1.40%	1.10%	1.10%	1.13%	1.25%	1.25%
Ratio of net investment
income (loss)to
average net
assets (b)(e):		8.10%	10.86%	9.95%	8.43%	8.93%	5.02%	5.73%	5.44%	6.42%	5.69%




(a)Per share amounts presented are based on an average of monthly shares outstanding for the period ended
December 31,2003 and 2000.Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31,2001.
Per share amounts for Conseco Large-Cap,Balanced and Fixed Income Funds only are presented based on an average of monthly shares outstanding for the year ended December 31,2002.

(b)The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis,1.75%for the Conseco Science
&Technology and Conseco 20,1.50%for the Conseco
Equity,Conseco Large-Cap and Conseco Balanced,
1.55%for the Conseco Convertible Securities,1.40%for the Conseco High Yield and 1.10%for the Conseco Fixed
Income Funds.These contractual
limits may be discontinued at any time after April
30,2004.

(c)Total return figures do not include sales loads;results would be lower if sales charges were included.

(d)Not annualized for periods of less than one full year.

(e)Annualized for periods of less than one full year

(f)Period from July 1,2000 (commencement of operations)through December 31,2000.

(g)Amount calculated is less than $0.005 per share.

Financial Highlights
For a share outstanding throughout each year
(period)ended December 31,

CLASS B SHARES		Conseco Science & Technology Fund 	Conseco 20 Fund
			2003	2002 	2001 	2000 (f) 	2003 	2002 	2001 	2000 	1999

Net asset value per
share, beginning of
period 			$1.30	$2.98 	$6.93 	$10.00 		$3.39 	$5.95 	$11.48 	$20.40 	$12.71
Income from investment
operations (a):
Net investment income
(loss)			(0.04)	(0.06)	(0.07)	(0.05)		(0.07)	(0.10)	(0.13)	(0.39)	(0.10)
Net realized gains
(losses)and change in
unrealized appreciation
or depreciation
on investments 		0.83 	(1.62)	(3.88)	(3.02)		1.95	(2.46)	(5.40)	(5.11)	8.94
Total income (loss)from
investment operations 	0.79	(1.68)	(3.95)	(3.07)		1.88 	(2.56)	(5.53)	(5.50)	8.84
Distributions:
Dividends from net
investment income 	-	-	-	-		-	-	-	-	-
Distributions of net
realized gains 		-	-	-	-		-	-	-	(3.42)	(1.15)
Total distributions 	-	-	-	-		-	-	-	(3.42)	(1.15)
Net asset value per
share,end of period 	$2.09 	$1.30	$2.98 	$6.93 		$5.27 	$3.39 	$5.95 	$11.48 	$20.40
Total return (b)(c)(d)	60.77%	-56.38%	-57.00%	-30.70%		55.46%	-43.03%	-48.17%	-25.99%	69.56%
Ratios/supplemental
data:
Net assets (dollars in
thousands),
end of period 		$674 	$540 	$2,348 	$4,699 		$19,724 $16,197	$46,136 $89,044 $71,233
Ratio of expenses to
average net assets (b)(e):
Before expense
reimbursement		4.24%	2.88%	2.68%	2.67%		2.47%	2.32%	2.17%	2.01%	2.20%
After expense
reimbursement		2.25%	2.25%	2.25%	2.25%		2.25%	2.25%	2.17%	2.01%	2.18%
Ratio of net investment
income (loss)to
average net assets
(b)(e):			-2.08%	-2.19%	-2.00%	-1.73%		-1.65%	-1.69%	-1.69%	-1.64%	-1.52%


CLASS B SHARES		Conseco Mid-Cap Fund 			Conseco Large-Cap Fund
			2003 	2002 	2001 	2000 	1999 	2003 	2002 	2001 	2000 (f)
Net asset value per
share, beginning of
period			$7.33 	$8.54 	$9.63 	$16.13 	$12.47 	$4.72 	$6.55 	$8.41	$10.00
Income from investment
operations (a):
Net investment income
(loss)			(0.05)	(0.06)	(0.05)	(0.20)	(0.14)	(0.05)	(0.10)	(0.08)	(0.01)
Net realized gains
(losses)and change in
unrealized appreciation
or depreciation
on investments		2.70 	(1.15)	(1.04)	0.38 	7.07 	1.24 	(1.73)	(1.78)	(1.58)
Total income (loss)
from investment
operations		2.65 	(1.21)	(1.09)	0.18 	6.93 	1.19 	(1.83)	(1.86)	(1.59)
Distributions:
Dividends from net
investment income	-	-	-	-	-	-	-	-	-
Distributions of net
realized gains		-	-	(0.00)(g)(6.68)	(3.27)	-	-	-	-
Total distributions	-	-	(0.00)	(6.68)	(3.27)	-	-	-	-
Net asset value per
share,end of period	$9.98 	$7.33 	$8.54 	$9.63 	$16.13 	$5.91 	$4.72 	$6.55 	$8.41
Total return (b)(c)(d)	36.15%	-14.17%	-11.30%	4.44%	55.63%	25.21%	-27.94%	-22.12%	-15.90%
Ratios/supplemental
data:
Net assets (dollars
in thousands),
end of period		$17,052 $15,956 $22,075 $19,621 $3,489 	$2,008 	$2,102	$5,439 	$8,096
Ratio of expenses to
average net assets
(b)(e):
Before expense
reimbursement		2.13%	2.09%	2.10%	1.97%	2.16%	3.79%	2.60%	2.46%	2.56%
After expense
reimbursement		2.00%	2.00%	2.00%	1.97%	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net
investment income
(loss)to
average net assets
(b)(e):			-0.64%	-0.59%	-0.58%	-1.30%	-1.33%	-0.91%	-1.14%	-1.30%	-0.66%



Financial Highlights
For a share outstanding throughout each year
(period)ended December 31,


CLASS B SHARES		Conseco Balanced Fund 			Conseco Convertible Securities Fund
			2003 	2002 	2001 	2000 	1999 	2003 	2002 	2001 	2000 	1999

Net asset value per
share, beginning of
period			$8.49 	$9.98 	$10.92 	$13.38 	$11.61 	$8.58 	$9.56 	$11.74	$14.88 $11.00
Income from investment
operations (a):
Net investment income
(loss)			0.16 	0.18 	0.20 	0.19 	0.12 	0.28 	0.27 	0.24 	0.34 	0.06
Net realized gains
(losses) and change in
unrealized appreciation
or depreciation
on investments		1.79 	(1.45)	(0.94)	0.66 	3.18 	2.03 	(1.00)	(1.63)	(1.07)	4.21
Total income (loss)from
investment operations	1.95 	(1.27)	(0.74)	0.85 	3.30 	2.31 	(0.73)	(1.39)	(0.73)	4.27
Distributions:
Dividends from net
investment income	(0.18)	(0.22)	(0.20)	(0.21)	(0.18)	(0.34)	(0.25)	(0.30)	(0.29)	(0.24)
Distributions of net
realized gains		-	-	-	(3.10)	(1.35)	-	-	(0.49)	(2.12)	(0.15)
Total distributions	(0.18)	(0.22)	(0.20)	(3.31)	(1.53)	(0.34)	(0.25)	(0.79)	(2.41)	(0.39)
Net asset value per
share, end of period	$10.26 	$8.49 	$9.98 	$10.92 	$13.38 	$10.55 	$8.58 	$9.56	$11.74 	$14.88
Total return (b)(c)(d)	23.42%	-12.89%	-6.79%	6.79%	28.79%	27.46%	-7.61%	-11.77%	-4.07%	39.40%
Ratios/supplemental
data:
Net assets (dollars
in thousands),
end of period		$12,134 $12,345 $20,279 $13,958 $2,854 	$10,173 $9,438	$17,903 $30,872 $13,690
Ratio of expenses
to average net
assets (b)(e):
Before expense
reimbursement		2.23%	2.18%	2.18%	2.24%	2.46%	2.59%	2.48%	2.40%	2.20%	2.45%
After expense
reimbursement		2.00%	2.00%	2.00%	2.00%	2.00%	2.05%	2.05%	2.05%	2.05%	2.05%
Ratio of net
investment income
(loss)to
average net
assets (b)(e):		1.71%	2.12%	1.93%	1.42%	1.37%	2.90%	3.00%	2.65%	1.99%	1.61%


			Conseco High Yield Fund 		Conseco Fixed Income Fund
CLASS B SHARES
			2003 	2002 	2001 	2000 	1999 	2003 	2002 	2001 	2000 	1999
Net asset value per
share, beginning of
period			$7.04 	$7.71 	$8.16 	$9.97 	$9.97 	$10.02 	$10.10 	$9.91 	$9.59	$10.19
Income from investment
operations (a):
Net investment
income (loss)		0.60 	0.75 	0.76 	0.73 	0.55 	0.48 	0.50 	0.51 	0.58 	0.41
Net realized gains
(losses) and change in
unrealized appreciation
or depreciation
on investments		1.38 	(0.67)	(0.43)	(1.80)	0.28 	0.50 	(0.04)	0.29 	0.32 	(0.46)
Total income (loss)
from investment
operations		1.98 	0.08 	0.33 	(1.07)	0.83 	0.98 	0.46 	0.80 	0.90 	(0.05)
Distributions:
Dividends from net
investment income	(0.62)	(0.75)	(0.78)	(0.74)	(0.83)	(0.49)	(0.54)	(0.51)	(0.58)	(0.52)
Distributions of
net realized gains	-	-	-	-	-	-	-	(0.10)	-	(0.03)
Total distributions	(0.62)	(0.75)	(0.78)	(0.74)	(0.83)	(0.49)	(0.54)	(0.61)	(0.58)	(0.55)
Net asset value per
share,end of period	$8.40 	$7.04 	$7.71 	$8.16 	$9.97 	$10.51 	$10.02 	$10.10	$9.91 	$9.59
Total return (b)(c)(d)	29.01%	1.49%	4.17%	-11.31%	8.57%	10.09%	4.64%	8.16%	9.74%	-0.49%
Ratios/supplemental
data:
Net assets (dollars
in thousands),
end of period		$35,695 $35,654 $48,857 $41,319 $47,433 $28,560 $35,087	$38,793 $9,340 	$5,230
Ratio of expenses
to average net
assets (b)(e):
Before expense
reimbursement		2.13%	2.11%	2.11%	2.08%	2.16%	1.84%	1.82%	1.80%	1.79%	1.99%
After expense
reimbursement		1.90%	1.90%	1.90%	1.90%	1.90%	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment
income (loss)to
average net
assets (b)(e):		7.60%	10.36%	9.45%	7.93%	8.43%	4.52%	5.23%	4.98%	6.07%	5.34%









(a)Per share amounts presented are based on an average of monthly shares outstanding for the period ended
December 31,2003 and 2000.Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31,2001.
Per share amounts for Conseco Large-Cap,Balanced and Fixed Income Funds only are presented based on an average of monthly shares outstanding for the year ended December 31,2002.

(b)The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis,2.25%for the Conseco Science
&Technology and Conseco 20,2.00%for the Conseco
Equity,Conseco Large-Cap and Conseco Balanced,
2.05%for the Conseco Convertible Securities,1.90%for the Conseco High Yield and 1.60%for the Conseco Fixed
Income Funds.These contractual
limits may be discontinued at any time after April
30,2004.

(c)Total return figures do not include sales loads;results would be lower if sales charges were included.

(d)Not annualized for periods of less than one full year.

(e)Annualized for periods of less than one full year.

(f)Period from July 1,2000 (commencement of operations)through December 31,2000.

(g)Amount calculated is less than $0.005 per share.

Financial Highlights
For a share outstanding throughout each year
(period)ended December 31,

CLASS C SHARES		Conseco Science & Technology Fund 	Conseco 20 Fund
			2003	2002 	2001 	2000 (f) 	2003 	2002 	2001 	2000 	1999
Net asset value per
share, beginning of
period 			$1.30	$2.99 	$6.92 	$10.00 		$3.40 	$5.98 	$11.52 	$20.46 	$12.75
Income from investment
operations (a):
Net investment income
(loss)			(0.04)	(0.06)	(0.06)	(0.05)		(0.07)	(0.10)	(0.12)	(0.39)	(0.09)
Net realized gains
(losses)and change in
unrealized appreciation
or depreciation
on investments		 0.84 	(1.63)	(3.87)	(3.03)		1.96	(2.48)	(5.42)	(5.13)	8.96
Total income (loss)
from investment
operations 		0.80	(1.69)	(3.93)	(3.08)		1.89 	(2.58)	(5.54)	(5.52)	8.87
Distributions:
Dividends from net
investment income 	-	-	-	-		-	-	-	-	-
Distributions of net
realized gains 		-	-	-	-		-	-	-	(3.42)	(1.16)
Total distributions 	-	-	-	-		-	-	-	(3.42)	(1.16)
Net asset value per
share, end of period 	$2.10 	$1.30	$2.99 	$6.92 		$5.29 	$3.40 	$5.98 	$11.52 	$20.46
Total return (b)(c)(d)	61.54%	-56.52%	-56.79%	-30.80%		55.13%	-42.98%	-48.09%	-26.02%	69.54%
Ratios/supplemental
data:
Net assets (dollars
in thousands),
end of period 		$1,483 	$1,240 	$4,684 	$5,122 		$18,038	$15,359 $40,383 $64,272 $37,093
Ratio of expenses to
average net assets (b)(e):
Before expense
reimbursement		4.24%	2.88%	2.68%	2.67%		2.47%	2.32%	2.17%	2.01%	2.20%
After expense
reimbursement		2.25%	2.25%	2.25%	2.25%		2.25%	2.25%	2.17%	2.01%	2.18%
Ratio of net investment
income (loss)to
average net
assets (b)(e):		-2.08%	-2.19%	-2.00%	-1.73%		-1.65%	-1.69%	-1.69%	-1.64%	-1.52%


CLASS C SHARES		Conseco Mid-Cap Fund 			Conseco Large-Cap Fund
			2003 	2002 	2001 	2000 	1999 	2003 	2002 	2001 	2000 (f)

Net asset value per
share, beginning of
period			$7.34 	$8.55 	$9.63 	$16.12 	$12.54	$4.72 	$6.56 	$8.42	$10.00
Income from investment
operations (a):
Net investment income
(loss)			(0.05)	(0.06)	(0.04)	(0.20)	(0.07)	(0.05)	(0.10)	(0.10)	(0.01)
Net realized gains
(losses) and change in
unrealized appreciation
or depreciation
on investments		2.70 	(1.15)	(1.04)	0.39 	7.02 	1.25 	(1.74)	(1.76)	(1.57)
Total income (loss)
from investment
operations		2.65 	(1.21)	(1.08)	0.19 	6.95 	1.20 	(1.84)	(1.86)	(1.58)
Distributions:
Dividends from net
investment income	-	-	-	-	-	-	-	-	-
Distributions of net
realized gains		-	-	(0.00)(g)(6.68)	(3.37)	-	-	-	-
Total distributions	-	-	(0.00)	(6.68)	(3.37)	-	-	-	-
Net asset value per
share, end of period	$9.99 	$7.34 	$8.55 	$9.63 	$16.12 	$5.92 	$4.72 	$6.56 	$8.42
Total return (b)(c)(d)	36.10%	-14.15%	-11.19%	4.51%	55.89%	25.42%	-28.05%	-22.09%	-15.80%
Ratios/supplemental
data:
Net assets (dollars
in thousands),
end of period		$16,576 $16,329 $20,055 $13,793 $2,972 	$1,241 	$1,858	$4,825 	$7,513
Ratio of expenses
to average net
assets (b)(e):
Before expense
reimbursement		2.13%	2.09%	2.10%	1.97%	2.16%	3.79%	2.60%	2.46%	2.56%
After expense
reimbursement		2.00%	2.00%	2.00%	1.97%	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net
investment income
(loss)to average
net assets (b)(e):	-0.64%	-0.59%	-0.57%	-1.30%	-1.33%	-0.91%	-1.14%	-1.30%	-0.66%



CLASS C SHARES		Conseco Balanced Fund 			Conseco Convertible Securities Fund
			2003 	2002 	2001 	2000 	1999 	2003 	2002 	2001 	2000 	1999
Net asset value per
share, beginning of
period			$8.56 	$10.06 	$11.01 	$13.46 	$11.66 	$8.61 	$9.60 	$11.78	$14.91 $11.00
Income from investment
operations (a):
Net investment income
(loss)			0.16	0.18	0.19	0.19	0.13	0.29	0.28	0.24	0.34	0.06
Net realized gains
(losses)and change in
unrealized appreciation
or depreciation
on investments		1.81 	(1.46)	(0.94)	0.66 	3.20 	2.03 	(1.02)	(1.63)	(1.06)	4.23
Total income (loss)from
investment operations	1.97 	(1.28)	(0.75)	0.85 	3.33 	2.32 	(0.74)	(1.39)	(0.72)	4.29
Distributions:
Dividends from net
investment income	(0.18)	(0.22)	(0.20)	(0.20)	(0.18)	(0.34)	(0.25)	(0.30)	(0.29)	(0.23)
Distributions of net
realized gains		-	-	-	(3.10)	(1.35)	-	-	(0.49)	(2.12)	(0.15)
Total distributions	(0.18)	(0.22)	(0.20)	(3.30)	(1.53)	(0.34)	(0.25)	(0.79)	(2.41)	(0.38)
Net asset value per
share,end of period	$10.35 $8.56 	$10.06 	$11.01 	$13.46 	$10.59 	$8.61 	$9.60	$11.78 	$14.91
Total return (b)(c)(d)	23.38%	-12.94%	-6.77%	6.79%	28.81%	27.47%	-7.68%	-11.72%	-3.99%	39.52%
Ratios/supplemental
data:
Net assets (dollars
in thousands),
end of period		$8,537 	$13,026 $28,946 $8,487 	$2,264 	$3,583 	$3,701	$7,417 	$11,919 $4,107
Ratio of expenses to
average net
assets (b)(e):
Before expense
reimbursement		2.23%	2.18%	2.18%	2.24%	2.46%	2.59%	2.48%	2.40%	2.20%	2.45%
After expense
reimbursement		2.00%	2.00%	2.00%	2.00%	2.00%	2.05%	2.05%	2.05%	2.05%	2.05%
Ratio of net investment
income (loss)to
average net
assets (b)(e):		1.71%	2.12%	1.93%	1.42%	1.37%	2.90%	3.00%	2.65%	1.99%	1.61%


			Conseco High Yield Fund 		Conseco Fixed Income Fund
CLASS C SHARES
			2003 	2002 	2001 	2000 	1999 	2003 	2002 	2001 	2000 	1999

Net asset value per
share, beginning of
period			$7.03	$7.70	$8.15	$9.95	$9.95	$10.07	$10.15	$9.95	$9.63	$10.23
Income from
investment
operations (a):
Net investment
income (loss)		 0.60 	 0.75 	 0.75 	 0.73 	 0.50 	 0.47 	 0.50 	 0.51 	 0.58 	 0.41
Net realized gains
(losses) and change in
unrealized appreciation
or depreciation
on investments		1.37 	 (0.67)	 (0.42)	 (1.79)	 0.33 	 0.52 	 (0.04)	 0.30 	 0.32 	 (0.45)
Total income (loss)
from investment
operations		1.97 	 0.08 	 0.33 	 (1.06)	 0.83 	 0.99 	 0.46 	 0.81 	 0.90 	 (0.04)
Distributions:
Dividends from net
investment income	(0.61)	 (0.75)	 (0.78)	 (0.74)	 (0.83)	 (0.48)	 (0.54)	 (0.51)	 (0.58)	 (0.53)
Distributions of net
realized gains		 -   	 -   	 -   	 -   	 - 	 -   	 -   	 (0.10)	 -   	 (0.03)
Total distributions	(0.61)	 (0.75)	 (0.78)	 (0.74)	 (0.83)	 (0.48)	 (0.54)	 (0.61)	 (0.58)	 (0.56)
Net asset value per
share, end of period	$8.39	$7.03	$7.70	$8.15	$9.95	$10.58	$10.07	$10.15	$9.95	$9.63
Total return (b)(c)(d)	29.04%	1.49%	4.18%	-11.22%	8.60%	10.11%	4.69%	8.26%	9.69%	-0.47%
Ratios/supplemental
data:
Net assets (dollars
in thousands),
end of period		$13,833 $16,538 $25,532	$18,645 $18,541 $20,009 $35,719 $57,239	$5,171 	$2,655
Ratio of expenses to
average net
assets (b)(e):
Before expense
reimbursement		2.13%	2.11%	2.11%	2.08%	2.16%	1.84%	1.82%	1.80%	1.79%	1.99%
After expense
reimbursement		1.90%	1.90%	1.90%	1.90%	1.90%	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment
income (loss)to
average net
assets (b)(e):		7.60%	10.36%	9.45%	7.93%	8.43%	4.52%	5.23%	4.98%	6.07%	5.34%


(a)Per share amounts presented are based on an average of monthly shares outstanding for the period ended
December 31,2003 and 2000.Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31,2001.
Per share amounts for Conseco Large-Cap,Balanced and Fixed Income Funds only are presented based on an average of monthly shares outstanding for the year ended December 31,2002.

(b)The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis,2.25%for the Conseco Science
&Technology and Conseco 20,2.00%for the Conseco
Equity,Conseco Large-Cap and Conseco Balanced,
2.05%for the Conseco Convertible Securities,1.90%for the Conseco High Yield and 1.60%for the Conseco Fixed
Income Funds.These contractual
limits may be discontinued at any time after April
30,2004.

(c)Total return figures do not include sales loads;results would be lower if sales charges were included.

(d)Not annualized for periods of less than one full year.

(e)Annualized for periods of less than one full year.

(f)Period from July 1,2000 (commencement of operations)through December 31,2000.

(g)Amount calculated is less than $0.005 per share.

Financial Highlights
For a share outstanding throughout each year
(period)ended December 31,

CLASS Y SHARES		Conseco Science & Technology Fund 	Conseco 20 Fund
			2003	2002 	2001 	2000 (f) 	2003 	2002 	2001 	2000 	1999
Net asset value per
share, beginning of
period 			$1.33	$3.03 	$6.96 	$10.00 		$3.53 	$6.13 	$11.70 	$20.49 	$12.68
Income from investment
operations (a):
Net investment income
(loss)			(0.02)	(0.03)	(0.04)	(0.02)		(0.01)	(0.04)	(0.05)	(0.16)	(0.01)
Net realized gains
(losses)and change in
unrealized appreciation
or depreciation
on investments 		0.86 	(1.67)	(3.89)	(3.02)		2.02	(2.56)	(5.52)	(5.21)	9.04
Total income (loss)from
investment operations 	0.84	(1.70)	(3.93)	(3.04)		2.01 	(2.60)	(5.57)	(5.37)	9.03
Distributions:
Dividends from net
investment income 	-	-	-	-		-	-	-	-	-
Distributions of net
realized gains 		-	-	-	-		-	-	-	(3.42)	(1.22)
Total distributions 	-	-	-	-		-	-	-	(3.42)	(1.22)
Net asset value per
share, end of period 	$2.17 	$1.33	$3.03 	$6.96 		$5.54 	$3.53 	$6.13 	$11.70 	$20.49
Total return (b)(d)	63.16%	-56.11%	-56.47%	-30.40%		56.94%	-42.41%	-47.61%	-25.23%	71.36%
Ratios/supplemental data:
Net assets (dollars
in thousands),
end of period 		$271 	$313 	$1,080 	$2,242 		$10,206 $7,988	$20,149 $30,401 $55,806
Ratio of expenses to
average net assets (b)(e):
Before expense
reimbursement		3.24%	1.88%	1.68%	1.67%		1.47%	1.32%	1.17%	1.01%	1.20%
After expense
reimbursement		1.25%	1.25%	1.25%	1.25%		1.25%	1.25%	1.17%	1.01%	1.18%
Ratio of net investment
income (loss)to
average net
assets (b)(e):		-1.08%	-1.19%	-1.00%	-0.73%		-0.65%	-0.69%	-0.69%	-0.64%	-0.52%

CLASS Y SHARES		Conseco Mid-Cap Fund 			Conseco Large-Cap Fund
			2003 	2002 	2001 	2000 	1999 	2003 	2002 	2001 	2000 (f)

Net asset value per
share, beginning of
period			$7.87 	$9.09 	$10.16 $16.47 	$12.67 	$4.83 	$6.65 	$8.45	$10.00
Income from
investment operations (a):
Net investment
income (loss)		0.03 	0.04 	0.03 	(0.05)	(0.03)	0.01 	(0.04)	(0.01)	-
Net realized gains
(losses)and change in
unrealized appreciation
or depreciation
on investments		2.92 	(1.25)	(1.09)	0.42 	7.24 	1.27 	(1.78)	(1.79)	(1.55)
Total income (loss)
from investment
operations		2.95 	(1.21)	(1.06)	0.37 	7.21 	1.28 	(1.82)	(1.80)	(1.55)
Distributions:
Dividends from net
investment income	-	(0.01)	(0.01)	-	-	-	-	-	-
Distributions of net
realized gains		-	-	(0.00)(c)(6.68)	(3.41)	-	-	-	-
Total distributions	-	(0.01)	(0.01)	(6.68)	(3.41)	-	-	-	-
Net asset value per
share,end of period	$10.82 $7.87 	$9.09 	$10.16 	$16.47 	$6.11 	$4.83 	$6.65	$8.45
Total return (b)(d)	37.51%	-13.33%	-10.38%	5.51%	57.13%	26.50%	-27.37%	-21.30%	-15.50%
Ratios/supplemental
data:
Net assets (dollars
in thousands),
end of period		$64,225 $62,544 $87,671 $106,512 $110,008 $402 	$606	$2,064 $1,268
Ratio of expenses to
average net
assets (b)(e):
Before expense
reimbursement		1.13%	1.09%	1.10%	0.97%	1.16%	2.79%	1.60%	1.46%	1.56%
After expense
reimbursement		1.00%	1.00%	1.00%	0.97%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment
income (loss)to
average net
assets (b)(e):		0.36%	0.41%	0.42%	-0.30%	-0.33%	0.09%	-0.14%	-0.30%	0.34%



Financial Highlights
For a share outstanding throughout each year
(period)ended December 31,


CLASS Y SHARES		Conseco Balanced Fund 			Conseco Convertible Securities Fund
			2003 	2002 	2001 	2000 	1999 	2003 	2002 	2001 	2000 	1999

Net asset value per
share, beginning of
period			$8.68 	$10.22 	$11.17 	$13.59 	$11.75 	$8.64 	$9.62 	$11.81	$14.94 	$11.00
Income from investment
operations (a):
Net investment
income (loss)		0.27 	0.28 	0.31 	0.34 	0.24 	0.37 	0.36 	0.35 	0.51 	0.04
Net realized gains
(losses)and change in
unrealized appreciation
or depreciation
on investments		1.83 	(1.50)	(0.96)	0.66 	3.24 	2.05 	(1.01)	(1.64)	(1.08)	4.38
Total income (loss)
from investment
operations		2.10 	(1.22)	(0.65)	1.00 	3.48 	2.42 	(0.65)	(1.29)	(0.57)	4.42
Distributions:
Dividends from net
investment income	(0.28)	(0.32)	(0.30)	(0.32)	(0.29)	(0.43)	(0.33)	(0.41)	(0.44)	(0.33)
Distributions of net
realized gains		-	-	-	(3.10)	(1.35)	-	-	(0.49)	(2.12)	(0.15)
Total distributions	(0.28)	(0.32)	(0.30)	(3.42)	(1.64)	(0.43)	(0.33)	(0.90)	(2.56)	(0.48)
Net asset value per
share,end of period	$10.50 	$8.68 	$10.22	$11.17 	$13.59 	$10.63 	$8.64 	$9.62	$11.81 	$14.94
Total return (b)(d)	24.51%	-12.06%	-5.83%	7.82%	30.07%	28.73%	-6.70%	-10.87%	-3.04%	40.91%
Ratios/supplemental
data:
Net assets (dollars
in thousands),
end of period		$8,104 	$8,609 	$16,912 $15,784 $9,186 	$2,255 	$3,338	$5,475 	$9,787 	$30,357
Ratio of expenses
to average net
assets (b)(e):
Before expense
reimbursement		1.23%	1.18%	1.18%	1.24%	1.46%	1.59%	1.48%	1.40%	1.20%	1.45%
After expense
reimbursement		1.00%	1.00%	1.00%	1.00%	1.00%	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net
investment income
(loss)to
average net
assets (b)(e):		2.71%	3.12%	2.93%	2.42%	2.37%	3.90%	4.00%	3.65%	2.99%	2.61%



			Conseco High Yield Fund 		Conseco Fixed Income Fund
CLASS Y SHARES
			2003 	2002 	2001 	2000 	1999 	2003 	2002 	2001 	2000 	1999

Net asset value per
share,beginning of
period			$7.13 	$7.79 	$8.24 	$10.03 	$10.02 	$10.10 	$10.17 	$9.98	$9.64 	$10.25
Income from investment
operations (a):
Net investment
income (loss)		0.68 	0.84 	0.82 	0.90 	0.45 	0.58 	0.61 	0.61 	0.69 	0.58
Net realized gains
(losses)and change in
unrealized appreciation
or depreciation
on investments		1.40 	(0.68)	(0.41)	(1.86)	0.48 	0.52 	(0.04)	0.28 	0.32 	(0.54)
Total income (loss)
from investment
operations		2.08 	0.16 	0.41 	(0.96)	0.93 	1.10 	0.57 	0.89 	1.01 	0.04
Distributions:
Dividends from net
investment income	(0.69)	(0.82)	(0.86)	(0.83)	(0.92)	(0.59)	(0.64)	(0.60)	(0.67)	(0.62)
Distributions of net
realized gains		-	-	-	-	-	-	-	(0.10)	-	(0.03)
Total distributions	(0.69)	(0.82)	(0.86)	(0.83)	(0.92)	(0.59)	(0.64)	(0.70)	(0.67)	(0.65)
Net asset value per
share,end of period	$8.52 	$7.13 	$7.79 	$8.24 	$10.03 	$10.61 	$10.10 	$10.17	$9.98 	$9.64
Total return (b)(d)	30.30%	2.64%	5.15%	-10.14%	9.64%	11.17%	5.75%	9.20%	10.96%	0.38%
Ratios/supplemental
data:
Net assets (dollars
in thousands),
end of period		$15,469 $9,648 $11,913 	$7,388 	$24,021 $23,763 $30,711	$48,376 $27,189 $27,044
Ratio of expenses
to average net
assets (b)(e):
Before expense
reimbursement		1.13%	1.11%	1.11%	1.08%	1.16%	0.84%	0.82%	0.80%	0.79%	0.99%
After expense
reimbursement		0.90%	0.90%	0.90%	0.90%	0.90%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net
investment income
(loss)to
average net
assets (b)(e):		8.60%	11.36%	10.45%	8.93%	9.43%	5.52%	6.23%	5.98%	7.07%	6.34%



(a)Per share amounts presented are based on an average of monthly shares outstanding for the period ended
December 31,2003 and 2000.Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31,2001.
Per share amounts for Conseco Large-Cap,Balanced and Fixed Income Funds only are presented based on an average of monthly shares outstanding for the year ended December 31,2002.

(b)The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis,1.25%for the Conseco Science
&Technology and Conseco 20,1.00%for the Conseco
Equity,Conseco Large-Cap and Conseco Balanced,
1.05%for the Conseco Convertible Securities,0.90%for the Conseco High Yield and 0.60%for the Conseco Fixed
Income Funds.These contractual
limits may be discontinued at any time after April
30,2004.

(c)Amount calculated is less than $0.005 per share.

(d)Not annualized for periods of less than one full year.

(e)Annualized for periods of less than one full year.

(f)Period from July 1,2000 (commencement of operations)through December 31,2000.

	DETERMINING SHARE PRICE
	-----------------------
Your purchase or redemption of Fund shares is based on the Fund 's share price.The share price used for your transaction is equal to the Fund 's net asset value (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the
"NYSE ")is open for trading.The NAV is equal to the Fund 's net worth (assets minus liabilities)divided by the number of shares outstanding.Each Fund 's NAV is calculated at the close of regular business of the NYSE,usually 4:00 p.m. New York Time.Orders received after 4:00 p.m.from certain processing organizations,which have entered into special arrangements with the Fund will also receive that day 's offering price,provided the orders the processing organization transmits to the Investment Manager were accepted by the processing organization before 4:00 p.m.

Likewise,redemption orders received after 4:00 p.m.from certain processing organizations which have entered into special arrangements with the Fund will also be redeemed at the NAV computed that day, provided the orders the processing organization transmits to the Fund were received by the processing organization before 4:00 p.m.
Securities traded in foreign markets may trade when the NYSE is closed.Those securities are generally valued at the closing of the exchange where they are primarily traded.Therefore,a Fund 's NAV may be impacted on days when investors may not be able to purchase or redeem Fund shares.

The Fund 's investments are valued based on market values.If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value,pursuant to procedures established by the Board of Trustees.

Each of the Funds may invest in securities that trade in foreign markets.Because substantial time may pass between the time the local market for a security closes and the time a Fund calculates its NAV (typically the close of the NYSE), intervening events may call into question the reliability of the closing local price for that security.On behalf of the Funds, the Investment Manager monitors intervening events that may affect the value of securities held in each Fund 's portfolio and,in accordance with procedures adopted by the Funds ' Trustees,,will adjust the prices of securities traded in foreign markets,as appropriate, to reflect fair value as of the time each Fund 's NAV is calculated.


		MANAGING YOUR ACCOUNT

		ESSENTIAL INFORMATION
		---------------------

Contacting The Managers Funds:
------------------------------
By phone:	800-986-3384 (9 a.m.to 8 p.m.EST)
By mail:	The Managers Funds
		c/o U.S. Bancorp Fund Services, LLC
		PO Box 701
		Milwaukee, WI 53201-0701



Minimum Fund Investment*	Per Fund
To open an account		$250
Each additional investment	$50
To open an automated
investment plan			$50
To open a retirement account
through salary reduction	$0
Initiate a Dollar Cost
Averaging (DCA)Plan through FA
Prime Obligations Fund Account	$5,000
Transfer assets from DCA
Plan to Fund			$250 each month

*Minimums apply to Class A,Class B and Class C shares.


We cannot accept third-party checks.

These requirements may be changed or waived at any time at our discretion.

If you invest through a third-party such as a bank,broker-dealer or other financial intermediary rather than directly with the Funds,the policies,fees and minimum investment amounts may be different than those described in this Prospectus. The Funds may also participate in programs with many national brokerage firms which limit the transaction fees for the shareholder,and may pay fees to these firms for participation in these programs.

Keeping Track
-------------
We will send you written confirmation of each transaction in your account.These confirmations also serve as your proof of ownership since we do not issue certificates.

		SHARE CLASSES
		=============

Investors may choose from four classes of shares in each of the Funds.The classes differ with respect to sales charges and Fund expenses.Four important considerations in choosing a share class are the amount you plan to invest,your investment objectives,the Fund 's expenses and charges,and how long you intend to keep the money invested. We recommend that you discuss your investment goals and choices with your registered financial professional in order to determine which share class is right for you.

Class A Shares
--------------
*Carry a maximum up-front sales charge of 5.75%of your investment (5.00%maximum for the Managers Fixed Income
Fund)depending on the size of your investment.

*Have lower operating expenses than Class B or Class C shares.This means an investment in Class A shares will have higher annual returns than a comparable investment in Class B or C shares.

*12b-1 fees for all Funds =0.50%

Class B Shares
--------------
*Have no up-front sales charge,but require that you pay a surrender charge (referred to as a contingent-deferred sales charge (CDSC))on shares you sell.These charges start at 5.00%of the amount of the purchase or sale, whichever is less,when you redeem shares within one year of your purchase.They gradually decline each year thereafter,until reaching zero in the seventh year after your purchase.

*Convert to an equal dollar value of Class A shares at the end of the eighth year after purchase,with lower ongoing operating expenses.

*12b-1 fees for all Funds =1.00%

Class C Shares
--------------
*Have a maximum up-front sales charge of 1.00%of your investment,and you pay a CDSC of 1.00%of the amount of the purchase or sale,whichever is less,when you redeem shares within one year of your purchase.

*Never convert to Class A shares.

*12b-1 fees for all Funds =1.00%

Class Y Shares
--------------
*Are only available to individuals who meet a Fund 's
$500,000 investment minimum or to the following eligible institutional investors.

*Tax-qualified retirement plans with at least $10 million to invest or 250 eligible employees.

*Banks and insurance companies investing for their own accounts.

*Other investment companies not affiliated with the Investment Manager.

*The Investment Manager 's tax-qualified retirement plans or qualified financial intermediaries who have a contract with the Distributor.

*Endowments,foundations and other charitable organizations.

*Wrap-fee accounts or asset allocation programs in which the shareholder pays an asset-based service fee.

*No 12b-1 fees for all Funds.

		ABOUT 12b-1 FEES
		----------------

Each Fund has adopted a plan under Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.12b-1 fees,paid to the Distributor,may be used to cover a Fund 's sales,marketing and promotional expenses.Because they are paid out of the Fund 's net assets on an ongoing basis,they increase the cost of your investment the longer you hold it and may end up costing you more than other types of sales charges.
We cover the complete details of each share class in the sections following.



		SHARE CLASS SALES CHARGES
		=========================

Class A Shares
--------------
The price of Class A shares equals a Fund 's current share price,or NAV,plus a sales charge that varies according to the amount you invest,as shown in the chart below.


If the amount of your
purchase is ...
						your annual	the one-
				your initial	sales charge	time dealer
				sales charge	as a %of	allowance
				as a %of the	the total you	as a %of
				share price is:	invested is:	purchase
								price is:



Less than $50,000 (for
all Funds except Managers
Fixed Income Fund)
				5.75 		6.10 		5.00
Less than $50,000 (for
Managers Fixed Income
Fund only)
				5.00 		5.56 		4.50

$50,000 to $99,999 		4.50 		4.71 		3.75

$100,000 to $249,999 		3.50 		3.63 		2.75

$250,000 to $499,999 		2.50 		2.56 		2.00

$500,000 to $999,999 		1.50 		1.52 		1.20

$1,000,000 and over 		None 		None 		None



You may be able to reduce the initial sales charge on your purchase of Class A shares as follows:

* We will add the value of any existing Fund investments plus the value of any investment you 've made in the FA
Prime Obligations Fund,to the amount of your investment to determine the sales charge.(You may invest in the FA
Prime Obligations Fund,currently managed by U.S.Bancorp
Investment Research Management Company,LLC,through a separate prospectus.You can obtain one by calling 800-
986-3384.)

*You may add Funds held for your benefit in trust by fiduciaries with the Funds to be considered in calculating sales charges on your purchase.These Funds include qualified retirement plans at work.

*If you agree by letter of intent to invest a definite amount in Class A shares of the Funds over the 13 months following your first purchase,we will calculate the sales charge as if you purchased all the shares at one time.You could reduce sales charges still further by including your existing Managers Funds investments in the calculation.

Consult your registered financial professional,or the Statement of Additional Information for the Funds,for further details on our Class A share cost reduction programs.

You may reinstate your Fund investment at any time within 180 calendar days after you sell your shares.That means you may reinvest the amount you received from the sale of your shares without any up-front sales charge.You may exercise this reinvestment privilege only once per Fund investment and it may be subject to other restrictions.

Class B Shares
--------------
Class B shares have no up-front sales charges.Your entire amount invested purchases Fund shares at the Fund 's NAV. Instead,you pay:

 Higher annual expenses on your investment
 A CDSC on any shares you sell within six years of your purchase

We base the sales charge on the price of the shares at the time you bought them or their price at the time you sell, whichever is lower.The amount of the CDSC declines the longer you own your shares:


If you sell shares during ...		you pay this % on the
					total amount of the sale:
The first year after purchase 		5.00
The second year after purchase 		4.00
The third year after purchase 		3.00
The fourth year after purchase 		3.00
The fifth year after purchase 		2.00
The sixth year after purchase 		1.00
The seventh year after purchase 	0.00
The eighth year after purchase 		0.00



At the end of the eighth year after your purchase,your
Class B shares automatically convert to Class A shares of equal value.This means the shares will have lower ongoing annual expenses from that point forward.

Please note :

1.Class B share purchases may not exceed $500,000.

2.In calculating the CDSC,we consider any shares purchased during a month as purchased on the first day of the month.

3.Any shares you purchase by reinvesting the dividends and capital gains distributions from your Class B shares do not carry a CDSC.

4.When you place an order to sell Class B shares,we automatically sell the shares that have no CDSC first.

5.You may reinstate your Fund investment anytime within 180 calendar days after you sell your shares.That means we will reimburse up to the full amount of any CDSC you paid,depending on how much you reinvest.You may exercise this reinvestment privilege only once per Fund investment and it may be subject to other restrictions.

Class C Shares
--------------
Class C shares have a 1.00% up-front sales charge.You may also pay a CDSC of 1.00% on any Class C shares you sell within one year of your purchase. We base the CDSC,if applicable,on the price of the shares at the time you bought them or their price at the time you sell,whichever is lower.

Class C shares have higher annual operating expenses than Class A shares or Class B shares. Unlike Class B shares,they never convert to any other class of shares with lower expenses.

You can obtain a waiver of the initial sales charge on your purchase of Class C shares if you purchase shares through Merrill Lynch,Pierce,Fenner & Smith Incorporated.
Similarities with Class B shares:

We base the CDSC on the price of the shares at the time you bought them or their price at the time you sell,whichever is lower.See 2,3,4 and 5 in "Class B Shares " above for other similarities.

Class C shares pay annual 12b-1 distribution and shareholder servicing fees of 1.00%.

Class Y Shares
--------------
Class Y shares have no up-front sales charges or CDSC,nor do they pay annual 12b-1 distribution or shareholder servicing fees.


A CLOSER LOOK AT CONTINGENT DEFERRED SALES CHARGES
		(CDSC's)
--------------------------------------------------
To minimize the amount of the CDSC you may pay when you sell your shares,the Fund assumes that shares acquired through reinvested dividends and capital gains distributions (which are not subject to CDSC)are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next.After these shares are exhausted, shares will be sold in the order in which they were purchased
(oldest to youngest).The amount of any CDSC that you pay will be based on the shares ' original purchase price or current net asset value,,whichever is less.

You will not pay a CDSC when you exchange shares of a Fund to buy the same class of shares of any other
Fund.For the purpose of calculating the CDSC when you sell the shares that you acquired by exchanging shares of the Fund,it will be assumed that you held the shares from the date you originally purchased the shares you exchanged.

	DISTRIBUTION AND SERVICE PLANS
	------------------------------

The Funds have adopted Distribution and Service Plans
(12b-1 Plans)for Class A,Class B and Class C shares to compensate the Distributor for its distribution and marketing services and for servicing of shareholder accounts.The distribution and service fees are paid out of the assets of each share class on an ongoing basis and will increase the cost of your investment and are provided below.

Class A Shares
--------------
For all the Funds,fees paid to the Distributor may not exceed 0.50%annually of the average daily net assets.

Class B and Class C Shares
--------------------------
Fees paid to the Distributor may not exceed
1.00%annually of each Fund 's average daily net assets.The Distributor may make payments to brokers,dealers and other financial intermediaries for providing shareholder services and for promotional and sales-related costs.The payments for shareholder servicing may not exceed an annual rate of 0.25%of the average daily net asset value.

Payments to Broker/Dealers and Financial
Intermediaries:

Class A Shares
--------------
The selling broker/dealer may retain the sales charge you pay on these shares.

Class B Shares
--------------
Since these shares have no up-front sales charges,the
Distributor pays the seller 4.00%of the purchase amount.

Class C Shares
--------------
In addition to a 1.00% up-front sales charge,the
Distributor pays the seller 1.00%of the purchase amount.

We use part of the proceeds from the CDSC and the 12b-1 fee to defray these payments.

    THREE CONVENIENT WAYS TO OPEN YOUR FUND ACCOUNT
    -----------------------------------------------

You may purchase shares of a Fund once you have established an account with the Trust.You may establish an account with the Trust either though your financial professional or by submitting a completed application to the Trust in good order with your initial investment.An account application is not in good order and,therefore,cannot be processed,until such time as it contains all information and documentation requested in the application.Failure to provide an account application in good order may result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies.

Through Your Financial Professional
-----------------------------------
You can buy shares in any Fund through any authorized broker/dealer,financial planner,or a financial institution,such as a bank,or financial services firm.These organizations and individuals may maintain their own procedures for buying and selling shares,and may charge fees.Your financial professional will have the details.

By Mail:
--------
Send your completed application,and a separate check payable to the Fund to:

The Managers Funds
c/o U.S.Bancorp Fund Services,LLC
PO Box 701
Milwaukee,WI 53201-0701

or for overnight mail:

The Managers Funds
c/o U.S.Bancorp Fund Services,LLC
615 E.Michigan St.,3rd Floor
Milwaukee,WI 53201-0701
414-765-4124

By Bank Wire:
-------------
Send your completed application to the address listed above and wire your investment to:

US Bank,NA
ABA#042000013
Credit:US Bancorp Fund Service,LLC
Account#:112-952 -137
Further Credit:The Managers Funds
(Name of Fund)
(Shareholder Name/Account Registration and Account
Number)

New accounts must also send a completed application form to one of the mailing addresses listed above.

	IMPORTANT INFORMATION ABOUT BUYING FUND SHARES
	----------------------------------------------

Please indicate which class of shares you are buying
-Class A,B,C or Y -when you place your order.

 If you 're adding to your existing account,indicate your Fund account number on your check.

 We accept no third-party or "starter " checks.

 Payment for shares purchased through a financial institution such as a bank or an authorized broker/dealer is due on the settlement date,normally three days after we have received your order.(If you or your financial professional is making payment via federal funds wire,be sure to get a confirmation number,which you will need to ensure timely credit.)

 We can only accept checks in U.S.dollars drawn on U.S.funds for the purchase of shares.

 We may charge a $25 fee on purchase checks that do not clear.

 To ensure that all checks have cleared,we do not allow investors to sell shares purchased by check until the shares have been in their account 12 days.

 We reserve the right to cancel any purchase order,specifically,a purchase order for which we have not received payment within three business days.

 The Funds currently do not charge for wire transfers it receives for share purchases,although your bank may.

	IMPORTANT INFORMATION ABOUT SELLING FUND SHARES
	-----------------------------------------------

You may transmit a request to sell shares by phoning us directly,through your financial professional or by mail.We will mail the check for the proceeds of the sale of your shares,minus any applicable CDSC,to the address listed on your account application.

If you sell shares by phone:
----------------------------
Neither the Funds nor their transfer agent,U.S.Bancorp Fund Services,LLC,is responsible for verifying whether a telephoned sales order is genuine.We do,however,protect you with these safeguards:
	-We record telephone orders.
	-We require callers to provide specific identifying
	 information.
	-We send written confirmation of your order within five
	 days.
	-You cannot place orders by phone if you have rejected the telephone privilege in your account application.

If you sell shares through your financial professional:

Intermediaries may maintain their own procedures for buying and selling shares.Your financial professional will have the details.
Intermediaries may charge fees for processing your sales request,even though we do not.

If you sell shares by mail:

Address your request to:
------------------------
The Managers Funds
c/o U.S.Bancorp Fund Services,LLC
PO Box 701
Milwaukee,WI 53201-0701

or for overnight mail:
----------------------
The Managers Funds
c/o U.S.Bancorp Fund Services,LLC
615 E.Michigan St.,3rd Floor
Milwaukee,WI 53201-0701
414-765-4124

If you sell shares by wire:

A $15 fee will be charged for all outbound wire transfers.


We may require a signature guarantee for sales of Fund shares totaling $50,000 or more.You may obtain your signature guarantee from most financial institutions,such as banks,broker/dealers,credit unions and savings associations,but not from a notary public.

Information required on all sales requests

 Include your account number,your account 's name and your Social Security or taxpayer identification number with your sales request.

 State either the number of shares you wish to sell or the amount you wish to receive from the sale.

Calculating the proceeds from your sale

 Shares are sold at the next share price calculated after we receive your request,either from you directly or through your registered financial professional.
 See "Determining Share Price."

 If you submit your sales request through a registered financial professional,it is the financial professional's responsibility to transmit your request prior to the close of the New York Stock Exchange (NYSE)in order to receive that day's share price.

Please note that requests received after the close of the NYSE from certain processing organizations which have entered into special arrangements with the Fund will also receive that day 's share price,provided the orders the processing organization transmits to the Fund were received by the processing organization before the close of the NYSE.

Receiving the proceeds from your sale
 You should receive a check for the net proceeds of your sale within seven business days.We may,however,delay payment 12 days or longer if the check you used to purchase the shares you 're selling has not cleared.

Expedited Processing
You may have proceeds of $50 or more wired directly or sent through electronic funds transfer to an account in the U.S. bank of your choice.Normally,we will transmit these expedited proceeds on the next business day following the sale of your shares.We charge a $15 wire transfer fee.


		SPECIAL SHAREHOLDER SERVICES
		----------------------------

We offer an array of special services free of charge to make investing in the Funds easy and convenient.

Automated Investing

The Funds offer two programs to implement disciplined investing strategies:

  Pre-Authorized Investment Plan.Lets you set up debits from your checking account for $50 or more every month to purchase shares for your Fund account.You may even qualify for a waiver of the $50 minimum on purchases made through payroll deduction or qualified retirement plans.Call 800-986-3384 for details.

  Dollar-cost averaging program.Lets you transfer a set amount of money regularly between the interest-bearing
  FA Prime Obligations Fund and any Fund.By investing this way,you buy more shares when mutual fund share prices are down and fewer when share prices go up.

  This strategy can help lower the average price you pay for your shares.To participate,you need to invest at least $5,000 in the money-market fund and transfer a minimum of $250 every month to a Fund.

Dollar cost averaging cannot assure you of a profit or protect you against loss.And because the plan requires that you invest consistently without regard to share prices,you should carefully consider whether you would be willing to continue purchasing shares in all market conditions.

Electronic Buying and Selling
-----------------------------
You can buy or sell your Fund investments electronically whenever you like by taking advantage of our Automated Clearing House (ACH)option.
ACH lets you transfer money directly between your bank and Fund account(s)to buy or sell as little as $50 or as much as $50,000 worth of Fund shares.
To sign up for ACH simply fill out appropriate section on your account application.

Systematic Redemptions
----------------------
You can arrange to sell shares monthly or quarterly.We will send the proceeds to you or to any party you designate.Just fill out the section "Systematic
Redemptions/Exchange Plan " on your account application.We normally process systematic redemptions on the 25th day of each month and mail out checks within five business days.

To qualify for systematic redemptions,you must:
 Reinvest your distributions
 Begin with an account value of $5,000 or more
 Redeem at least $50 monthly or quarterly

Free Exchanges
--------------
You may exchange shares in one Fund for the same class of shares in any other Fund offered in this Prospectus,as well as the FA Prime Obligations Fund, free of charge.There may,however,be tax consequences resulting from these exchanges.

See Tax Considerations for further information.Normally we will execute the entire transaction in a single business day.

The following conditions apply:
 The value of the shares you are exchanging must meet the minimum purchase requirement of the Fund you are exchanging them for.
 If you exchange FA Prime Obligations Fund shares for
  Class A or Class C shares in any Fund,we will assess theapplicable sales charge.
 If you sell Class B shares you acquired through an exchange,we will calculate any CDSC from the date you originally purchased the shares that you exchanged.
 If you sell Class C shares you acquired through an exchange and you sell them within a year of the exchange,we will calculate any CDSC from the date you originally purchased the shares that you exchanged.
 We may apply a CDSC on FA Prime Obligations Fund shares that you sell,if you acquired them through an exchange of Class B or C shares from another Fund.
 You may exchange FA Prime Obligations Fund shares that you acquired through an exchange back into your original share class at no additional charge.
  If you then sell those shares,we will calculate your CDSC from the date you purchased the original shares,not from the date you exchanged the FA Prime
  Obligations Fund shares.

To reduce the volume of mail you receive,only one copy of financial statements,prospectuses,and other regulatory material will be mailed to your household.
You can call
us at 800-986-3384,or write to us at the address listed above to request (1)additional copies free of charge or
(2)that we discontinue our practice of householding regulatory materials to your home.


	     OTHER OPERATING POLICIES
	     ------------------------

The Funds will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor.You should verify the accuracy of your confirmation statements immediately after you receive them.If you do not want the ability to sell and exchange by telephone or internet,call the Funds for instructions.

The Funds reserve the right to:

 redeem an account if the value of the account falls below $50 with respect to Class A,Class B or Class C shares,or falls below $50,000 with respect to Class Y shares,due to redemptions;

 suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

 change the minimum investment amounts;

 delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice,excessive trading or unusual market conditions);

 make a redemption-in-kind (a payment in portfolio securities instead of in cash);

 refuse a purchase order for any reason,including failure to submit a properly completed application;

 refuse any exchange request if we determine that such request could adversely affect the Fund,including if such person or group has engaged in excessive trading
  (to be determined in our discretion);and

 terminate or change the Free Exchange policy or impose fees in connection with exchanges or redemptions.





	DIVIDENDS AND DISTRIBUTIONS
	---------------------------
Each Fund declares and pays dividends from net investment income according to the schedule below.The
Board of Trustees of the Funds may elect to change dividend distribution intervals.Net investment income consists of all dividends and interest received,less expenses
(including fees payable to the Investment Manager and its affiliates).

																										,
Schedule of dividend payments



Fund 					Declared and paid
--------------------------------	-----------------
Managers Science & Technology Fund 	Annually
Managers 20 Fund 			Annually
Managers Mid-Cap Fund 			Annually
Managers Large-Cap Fund 		Annually
Managers Balanced Fund 			Quarterly
Managers Convertible Securities Fund 	Monthly
Managers High Yield Fund 		Monthly
Managers Fixed Income Fund 		Monthly



Any capital gains are generally declared annually and distributed to shareholders after the close of a Fund's fiscal year. These include net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss),net short-term capital gains,and net realized gains from foreign currency transactions.
Dividends and other distributions paid on each class of shares are calculated at the same time and in the same manner. Because specific expenses may apply to one class of shares and not another,dividend amounts will differ amongst classes.

Choose how to use your distributions
------------------------------------
You may receive your distributions in cash or use them to buy more shares.Simply choose on your application the option that meets your needs.Retirement accounts reinvest all Fund distributions except under unusual circumstances.Call 800-986-3384 for further information.

Here are your options:


You may reinvest in additional Fund shares 	and receive in cash

All income dividends and capital gain
distributions 					N/A

Only income dividends 				Other distributions
						in cash
Only capital gain distributions 		Income dividends
						in cash


If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check,or if such check remains uncashed for six months,a Fund reserves the right to reinvest the distribution check in the shareholder 's account at the Fund 's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund.
We mail all cash dividends and distributions by check to you,or transfer them via electronic funds transfer
(EFT)to your bank account if you have selected the wire/electronic transfer options on your account application.

		TAX CONSIDERATIONS
		------------------

Please be aware that the following tax information is general and refers only to the provisions of the Internal Revenue Code of 1986,as amended,the Treasury
Regulations thereunder,administrative rules and court decisions that are in effect as of the date of this Prospectus.This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own specific circumstances or to particular types of shareholders (such as insurance companies,financial institutions,brokerage dealers and foreign persons)subject to special treatment under the federal income tax laws.You should consult a tax consultant about the federal,state,local and foreign tax consequences to you of your investment in the Funds based upon your particular circumstances.
Short-term capital gains distributions are generally taxable to you as ordinary income.Under the Jobs and Growth Tax Relief Reconciliation Act of 2003,dividends from a Fund that are attributable to corporate dividends received by the Fund generally are now taxable at long-term capital gain rates,provided certain holding period and other requirements are met;non-qualifying dividends remain taxable as ordinary income.Capital gain dividends will be taxed as long-term gains regardless of how long you have held shares of a Fund.These provisions apply whether you receive a distribution in cashor reinvest it for additional shares.An exchange of a Fund 's shares for shares of another Fund will be treated as a sale of the first Fund 's shares and any gain on the transaction may be subject to federal income tax.
Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares.When you do sell your Fund shares, a capital gain or loss may be realized that may be subject to tax,except for certain tax-deferred accounts,such as IRA accounts.
Federal law requires the Funds to withhold taxes on distributions paid to shareholders who:

 fail to provide a social security number or taxpayer
  identification number;
 fail to certify that their social security number or
  taxpayer identification number is correct;or fail to certify that they are exempt from withholding.

In addition,a Fund must also withhold taxes on distributions and redemption proceeds if the IRS notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is incorrect,or the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income.



		TAXES ON SALES OR EXCHANGES
		---------------------------

The chart features possible tax implications arising from the sale or exchange of Fund shares.


Transaction 					Tax Implication
-------------------------------------------	---------------
Selling shares for more than purchase price 	Yes
Selling shares for less than purchase price	Yes
Exchanging shares of same class from one Fund
  to another					Yes
Class B shares convert to Class A shares 	No



All investors (other than IRA accounts) will receive a Form 1099-DIV annually,detailing the taxcharacteristics of any dividends and distributions that you have received with respect to your account.You will also receive a confirmation after each trade executed in your account.

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INTENTIONALLY LEFT BLANK

FOR MORE INFORMATION
--------------------
Additional information for the Funds,including the Statement of Additional Information and the Semi-Annual and Annual Reports of the Predecessor Funds,are available to you without charge.You may request these documents and make other inquiries as follows:

By Telephone:	1-800-835-3879

By Mail:	The Managers Funds
		800 Connecticut Ave
		Norwalk,CT 06854

On the Internet:Electronic copies are available on our website at http://www.managersfunds.com


In the Annual Report of the Predecessor Funds you will find a discussion of the market conditions and investment strategies that significantly affected the Predecessor Funds ' performance during the last fiscal year.Current Fund documents are on file with the Securities and Exchange Commission and are incorporated by reference (legally part of this Prospectus).Text-only copies and other information are also available on the EDGAR database of the SEC 's website at http://www.sec.gov,and copies may be obtained upon payment of a duplication fee,by email request to publicinfo@sec.gov or by writing to the SEC 's Public
Reference Section,Washington,D.C.20549-0102 (202-942-
8090).Information about the Funds may also be reviewed and copied at the SEC 's Public Reference
Room.Call (202)942-8090 for information on the operation of the SEC 'sPublic Reference Room.

Investment Company Act Registration Number 811-3752